                                                         Semiannual Report
                                                         as of November 30, 1999

Evergreen
National Municipal Bond Funds


                           [LOGO OF EVERGREEN FUNDS]

                               Table of Contents


Letter to Shareholders ..................................   1

Evergreen High Grade Municipal
Bond Fund

  Fund at a Glance ......................................   2
  Portfolio Manager Interview ...........................   3

Evergreen Municipal Bond Fund

  Fund at a Glance ......................................   5
  Portfolio Manager Interview ...........................   6

Evergreen Short-Intermediate
Municipal Fund

  Fund at a Glance ......................................   9
  Portfolio Manager Interview ...........................  10

Financial Highlights

  Evergreen High Grade Municipal Bond Fund ..............  12
  Evergreen Municipal Bond Fund .........................  14
  Evergreen Short-Intermediate Municipal Fund ...........  16

Schedule of Investments

  Evergreen High Grade Municipal Bond Fund ..............  18
  Evergreen Municipal Bond Fund .........................  23
  Evergreen Short-Intermediate Municipal Fund ...........  33

Statements of Assets and Liabilities ....................  36

Statements of Operations ................................  37

Statements of Changes in Net Assets .....................  38

Combined Notes to Financial

Statements ..............................................  40

--------------------------------------------------------------------------------
                                Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with approxiamtely $80 billion in asstes under management

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research- driven investment strategies executed by over 90 research analyst and portfolio managers. The Fund company remains dedicates to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

               --------------------  ----------------------------------------
Mutual Funds:  ARE NOT FDIC INSURED  May lose value . Are not bank guaranteed
               --------------------  ----------------------------------------

                           Evergreen Distributor,Inc.
      EvergreenSM is a Service Mark of Evergreen Investment Services,Inc.

                            Letter to Shareholders
                            ----------------------
                                 January 2000

[PHOTO OF WILLIAM M. ENNIS]
William M. Ennis
President and CEO

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen National Municipal Bond Funds semiannual report, which covers the six-month period ended November 30, 1999.

Uncertainty over Interest Rates Influences the Markets

The last year has been a difficult environment for fixed-income investors. After the Federal Reserve Board lowered interest rates three times in 1998 in an attempt to insulate the U.S. economy from global economic turmoil, it reversed course halfway through 1999 and raised interest rates three times during the fiscal period because of concerns about an overheated U.S. economy. Amidst the volatility, the yield on the bellwether 30-year Treasury bond rose from 5.06% in November of 1998 to 6.29% by November 30, 1999.

The Federal Reserve Bank's "tightening bias" leads many to anticipate further interest rate increases in order to stem even the slightest inflationary pressure. We believe that the economy is still fundamentally strong, and that inflation will stay contained, producing only moderate upward pressure on interest rates. We believe bonds are relatively attractive over the long term compared to other asset classes, particularly because "real" interest rates are high by historical standards.

Website Enhancements

Please visit our enhanced website, evergreen-funds.com, for more information about Evergreen Funds. The site offers an array of helpful information including 1999 tax information, an investment education center, interactive calculators to assist your investment planning and general information about Evergreen Funds.

We believe that sound investing is about taking steps to meet your long-term financial needs and goals. We remind you to take advantage of your financial advisor's expertise to develop and refine a financial plan that will enable you to meet your objectives. Evergreen Funds offers a broad mix of stock, bond and money market funds that should make it simple for you to choose the most appropriate for your portfolio.

We would like to thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

                                   EVERGREEN
                         High Grade Municipal Bond Fund
                   Fund at a Glance as of November 30 , 1999

With today's high interest rates and higher yields,we believe municipal bonds offer excellent investment value over the long term.

Portfolio Management
--------------------

[PHOTO]

James T.Colby III
Tenure: December 1992

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE 1
--------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 11/30/1999.
The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source:  1999 Morningstar, Inc.

2 Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Historical performance for Classes B, C and Y prior to their inception dates reflects that of Class A, the original class offered, The historical returns for Classes B, C and Y have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

-----------------------------------------------------------------------------------------
                              PERFORMANCE AND RETURNS 2
-----------------------------------------------------------------------------------------
Portfolio Inception Date: 2/21/1992        Class A     Class B     Class C     Class Y
Class Inception Date                      2/21/1992   1/11/1993   4/30/1999    2/28/1994
-----------------------------------------------------------------------------------------
Average Annual Returns*
-----------------------------------------------------------------------------------------
6 month with sales charge                     -8.85%      -9.27%      -5.59%         n/a
-----------------------------------------------------------------------------------------
6 month w/o sales charge                      -4.30%      -4.66%      -4.66%       -4.18%
-----------------------------------------------------------------------------------------
1 year with sales charge                      -8.94%      -9.63%      -5.83%         n/a
-----------------------------------------------------------------------------------------
1 year w/o sales charge                       -4.41%      -5.13%      -4.83%       -4.18%
-----------------------------------------------------------------------------------------
3 years                                        1.05%       1.04%       2.54%        2.94%
-----------------------------------------------------------------------------------------
5 years                                        5.75%       5.68%       6.70%        7.05%
-----------------------------------------------------------------------------------------
Since Portfolio Inception                      5.06%       5.08%       5.72%        5.92%
-----------------------------------------------------------------------------------------
Maximum Sales Charge                           4.75%       5.00%       1.00%         n/a
-----------------------------------------------------------------------------------------
SEC Yield                                      4.51%       3.98%       3.99%        5.00%
-----------------------------------------------------------------------------------------
Taxable Equivalent Yield**                     7.47%       6.59%       6.61%        8.28%
-----------------------------------------------------------------------------------------
6 month dividends per share              $     0.24  $     0.20  $     0.20    $    0.25
-----------------------------------------------------------------------------------------
6 month capital gain distribution
per share                                $     0.15  $     0.15  $     0.15    $    0.15
-----------------------------------------------------------------------------------------

 * Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                                 [LINE GRAPH]

                        CLASS A         CPI           LBMBI
        2/29/92          9,526        10,000         10,000
       11/30/92         10,230        10,245         10,743
       11/30/93         11,476        10,519         11,934
       11/30/94         10,515        10,801         11,307
       11/30/95         12,923        11,082         13,445
       11/30/96         13,486        11,443         14,235
       11/30/97         14,226        11,652         15,255
       11/30/98         15,277        11,833         16,440
       11/30/99         14,604        12,157         16,263


Comparison of a $10,000 investment in Evergreen High Grade Municipal Bond Fund, Class A2, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                         High Grade Municipal Bond Fund
                          Portfolio Manager Interview

How did the Fund perform?

The Evergreen High Grade Municipal Bond Fund Class A shares had a total return, before deduction of any applicable sales charges, of -4.30% for the six-month period ended November 30, 1999. This compares to a -1.86% return from the Fund's benchmark, the Lehman Brothers Municipal Bond Index, for the same period. During the same six-month period, the average return of insured municipal bond funds was -3.65%, according to Lipper Inc., an independent monitor of mutual fund performance. You can find more performance information for all share classes on the preceding page.

                                   Portfolio
                                Characteristics
                                ---------------
                               (as of 11/30/1999)

                      Total Net Assets:       $133,453,970
                      ------------------------------------
                      Average Credit Quality:          AAA
                      ------------------------------------
                      Average Maturity:        17.77 years
                      ------------------------------------
                      Average Duration:         8.85 years
                      ------------------------------------

How would you describe the investment environment for the Fund?

Investors in municipal securities faced a challenging environment during most of 1999. Interest rates rose amid concerns about overly strong economic growth and the possibility of an increase in inflation. On January 1, 1999, the yield on the 30-year Treasury Bond, for example, was 5.08%. It rose to 6.29% by November 30, 1999. In the municipal market, the yield on the Bond Buyer 40 Index rose from 5.17% to 6.11% during the same period. Because interest rates and bond prices tend to move in opposite directions, the overall effect was a loss in value for most types of bonds, including municipal bonds. In a rising interest rate environment, a portfolio with a longer duration--a measure of sensitivity to interest rate changes--will tend to be more adversely affected than a portfolio with a shorter duration.

While this was a difficult time for municipal bond investing in general, it was particularly difficult for investing in the insured municipal securities that your Fund emphasizes. Insured bonds, with their AAA ratings, are the most liquid securities in the market, which means they are the easiest to sell. There are many willing buyers. While this often is a favorable characteristic of these bonds, it can be a problem when interest rates are rising and bond prices are falling. In such a general downturn, investors who want to sell some bonds often sell their insured securities first precisely because they are the easiest to sell. This means the insured securities may experience even more price loss than other securities. That happened during the six months of the period, and insured municipal bonds lagged even the general municipal bond market in performance. In fact, the Lehman Brothers index for insured municipal bonds lost 5.75% during the six-month period--the worst performance of any bond group tracked by Lehman Brothers.

--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 11/30/1999 portfolio assets)

                [PIE CHART]
AAA -- 80.4%
AA -- 14.7%
A -- 3.3%
NR -- 1.6%

                                   EVERGREEN
                         High Grade Municipal Bond Fund
                           Portfolio Manager Interview

What strategies did you employ in this environment?

We persisted with our long-term strategy of building stability in the portfolio while focusing on yield. We believe this is the best way to achieve superior, long-term performance. As bond yields rose and prices dropped, the duration--or interest rate sensitivity--of the Fund's portfolio extended automatically. This meant that we had to work to shorten the duration of the Fund against this overall trend. We did this primarily by selling securities of longer duration and longer maturity and engaging in some hedging tactics through the purchase of futures contracts.

Among sectors, we tended to reduce single-family-housing and industrial revenue and pollution control bonds as we shortened the interest rate sensitivity of the overall portfolio. Holdings in single-family-housing bonds, for example, declined from 20.7% of net assets to 18.3% during the six months, while industrial development and pollution control bonds declined from 15.5% to 11.4%. The Fund's earlier emphasis on single-family housing bonds tended to hurt performance during the six months. While housing-related bonds tend to offer attractive yields, they often perform poorly in a rising interest rate environment.

The overall credit quality in the portfolio--which is always very high--rose during the six months, with 80.4% of net assets invested in AAA-rated securities, compared to 76.4% six months earlier. Consistent with the past, the average credit rating was AAA. The Fund's investment objective requires that at least 65% of net assets be invested in insured municipal securities, which are automatically rated AAA, the highest rating. During the period, we kept the allocation to insured bonds at between 65% and 75% of the Fund's net assets.

While the six-month period was challenging, the overall strategies seemed to work, as the Fund had strong performance relative to its Lipper peer group in the final month of the period.
--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                        (based on 11/30/1999 net assets)

[PIE CHART]

Housing -- 22.4%
Other Investments & other assets and liabilities, net -- 12.5%
Industrial Development/Pollution Control -- 11.4%
Transportation -- 9.7%
Hospitals -- 9.3%
Special Revenue -- 7.7%
General Obligation-Local -- 7.5%
Lease Revenue/COP -- 7.3%
Airports -- 6.7%
Water & Sewer -- 5.5%


What is your outlook?

We are encouraged by the values we see in the municipal bond market, in general, and the insured municipal market in particular. At the end of November, for example, insured municipal bonds offered about 95% of the yield of taxable Treasury bonds. This means that on an after-tax basis, virtually all individuals paying income taxes would receive substantially more income than they would receive from equivalently-rated taxable bonds.

Moreover, the U.S. economy is fundamentally strong and growing, and increasing tax revenues have tended to keep municipalities financially sound, with no deterioration in the general credit-worthiness of the public sector.

While the near-term outlook for interest rates remains uncertain, the long-term value in the municipal bond market looks extremely attractive. Because insured municipal bonds tend to move in price more quickly than other municipal bonds-- either up or down--this leads to opportunity when the market starts to recover. When the market shows signs of recovery, we may very well increase our allocation to insured bonds to take advantage of any momentum.

In this environment, we will continue to try to build attractive yield and stability in the portfolio. With today's high interest rates and higher yields, we believe municipal bonds offer excellent investment value over the long term.

                                    EVERGREEN
                              Municipal Bond Fund
                    Fund at a Glanceas of November 30, 1999

Throughout the period,we continued to work to build stability in the portfolio while focusing on yield. We believe this is the best way to achieve superior,long-term performance.

               Portfolio
               Management
-----------------------------------------

    [PHOTO]                  [PHOTO]

James T.Colby III       George J.Kimball
Tenure: March 1998     Tenure: March 1998


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE1
--------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 11/30/1999.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source:  1999 Morningstar, Inc.

2 Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Historical performance for Classes A, C, and Y prior to their inception dates reflects that of Class B, the original class offered. The historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS2
--------------------------------------------------------------------------------
Portfolio Inception Date:         Class A     Class B     Class C     Class Y
1/19/1978
Class Inception Date             1/20/1998   1/19/1978   1/26/1998    4/30/1999
--------------------------------------------------------------------------------
Average Annual Returns*
--------------------------------------------------------------------------------
6 month with sales charge            -9.17%      -9.67%      -5.97%         n/a
--------------------------------------------------------------------------------
6 month w/o sales charge             -4.68%      -5.04%      -5.04%       -4.56%
--------------------------------------------------------------------------------
1 year with sales charge             -8.87%      -9.59%      -5.95%         n/a
--------------------------------------------------------------------------------
1 year w/o sales charge              -4.33%      -5.05%      -5.04%       -4.09%
--------------------------------------------------------------------------------
3 years                               0.89%       1.16%       1.80%        2.82%
--------------------------------------------------------------------------------
5 years                               4.93%       5.37%       5.19%        6.24%
--------------------------------------------------------------------------------
10 years                              5.42%       5.49%       5.04%        6.19%
--------------------------------------------------------------------------------
Since Portfolio Inception             6.72%       6.48%       6.23%        7.16%
--------------------------------------------------------------------------------
Maximum Sales Charge                  4.75%       5.00%       1.00%         n/a
--------------------------------------------------------------------------------
SEC Yield                             4.85%       4.34%       4.34%        5.35%
--------------------------------------------------------------------------------
Taxable Equivalent Yield**            8.03%       7.19%       7.19%        8.86%
--------------------------------------------------------------------------------
6 month dividends per share     $     0.17  $     0.15  $     0.15    $    0.18
--------------------------------------------------------------------------------
6 month capital gain distribution
per share                       $     0.04  $     0.04  $     0.04    $    0.04
--------------------------------------------------------------------------------

*  Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

                            [LINE CHART]

       ------------------------------------------------------
                         LONG TERM GROWTH
       ------------------------------------------------------
                       CLASS B         CPI            LBMBI
       11/30/89         10,000         10,000         10,000
       11/30/90         10,671         10,627         10,771
       11/30/91         11,591         10,945         11,876
       11/30/92         12,637         11,279         13,067
       11/30/93         13,901         11,581         14,516
       11/30/94         12,882         11,890         13,753
       11/30/95         15,178         12,200         16,353
       11/30/96         15,921         12,597         17,314
       11/30/97         16,842         12,828         18,555
       11/30/98         17,803         13,026         19,996
       11/30/99         16,905         13,384         19,781

Comparison of a $10,000 investment in Evergreen Municipal Bond Fund, Class B2, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                              Municipal Bond Fund
                          Portfolio Manager Interview

How did the Fund perform?

The Evergreen Municipal Bond Fund's Class B shares had a total return, before deduction of any applicable sales charges, of -5.04% for the six-month period ended November 30, 1999. During the same period, the Lehman Brothers Municipal Bond Index had a return of -1.86%, while the average performance of general municipal bond funds was -3.57%, according to Lipper, Inc., an independent monitor of mutual fund performance. You can find more performance information for all share classes on the preceding page.

                                   Portfolio
                                Characteristics
                                ---------------
                               (as of 11/30/1999)

Total Net Assets:                                                 $1,035,200,450
--------------------------------------------------------------------------------
Average Credit Quality:                                                       AA
--------------------------------------------------------------------------------
Average Maturity:                                                    18.02 years
--------------------------------------------------------------------------------
Average Duration:                                                     8.88 years
--------------------------------------------------------------------------------

What factors affected the Fund's performance?

Investors in municipal securities faced a challenging environment during most of 1999. Interest rates rose amid concerns about overly strong economic growth and the possibility of an increase in inflation. On January 1, 1999, the yield on the 30-year Treasury Bond, for example, was 5.08%. It rose to 6.34% by November
30. In the municipal market, the yield on the Bond Buyer 40 Index rose from 5.17% to 6.11% during the same period. Because interest rates and bond prices tend to move in opposite directions, the overall effect was a loss in value for most types of bonds, including municipal bonds. In a rising interest rate environment, a portfolio with a longer duration--a measure of sensitivity to interest rate changes--will tend to be more adversely affected than a portfolio with a shorter duration.

At the start of the period, your Fund's duration was somewhat higher than the average duration of funds in the Lipper general municipal debt objective, so the rising interest rates particularly hurt the Fund's performance. As rates rose, the portfolio experienced an automatic increase in duration. In addition, the Fund's holdings in the health care and industrial development revenue sectors lagged in performance. Health care bonds performed poorly as hospital balance sheets deteriorated due to legislated decreases in Medicare and Medicaid reimbursements, while the bonds of corporate issuers in general performed poorly because of heavy new issuance.

                                   EVERGREEN
                              Municipal Bond Fund
                          Portfolio Manager Interview

A consistent theme in the bond market throughout the year has been the worry that strong growth in the domestic economy could lead to inflation and prompt the Federal Reserve Board to raise short-term rates as a pre-emptive act. While evidence of inflation is scant, the fear of potential inflation did prompt the Federal Reserve Board to raise rates three times during the year, reversing the three rate reductions in 1998.

In this generally difficult environment, it has been a challenge to trade bonds in the municipal bond market. Bond dealers have been less willing to buy bonds at price levels consistent with our view of the underlying value of the securities.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 11/30/1999 net assets)

[PIE CHART]

Hospitals/Health Care Facilities -- 18.7%
Industrial Development/Pollution Control -- 13.2%
Housing -- 12.9%
Other Investments & other asset liabilities, net -- 11.1%
Water & Sewer -- 9.3%
General Obligation-Local -- 7.9%
Electric Power -- 6.5%
Airports -- 5.9%
Transportation -- 5.8%
General Obligation-Local -- 5.4%
Special Revenue -- 3.3%

What were your principal strategies during the period?

Throughout the period, we continued to work to build stability in the portfolio while focusing on yield. We believe this is the best way to achieve superior, long-term performance.

As interest rates rose and bond prices fell, we faced the challenge of dealing with a portfolio that was automatically lengthening in duration--a measure of sensitivity to interest rate changes--if we did not take any actions. We shortened the duration, primarily by selling securities of longer duration and longer maturity. At the end of the period, on November 30, 1999, the average maturity of bonds in the portfolio was 18.02 years and the effective duration was 8.88 years.

To gain added stability and reduce duration, we also reduced Fund holdings in single-family housing and hospital-related securities. During the six months, the Fund's investments in hospital bonds declined from 17.1% to 15.2%, while investments in single-family housing bonds declined from 13.3% to 12.1% of net assets.

At the same time, we continued to emphasize yield, working to lock in the higher yields that were available in the market. Despite a disappointing total return, our yield-oriented strategy has allowed us to keep the income distributed to shareholders well above average for similar funds in the Lipper objective.

                                   EVERGREEN
                              Municipal Bond Fund
                          Portfolio Manager Interview

We continued to maintain a high quality portfolio, with the average credit quality remaining at AA, as measured by the Standard & Poor's rating system.

--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 11/30/1999 portfolio assets)

                                 [PIE CHART]

                                 AAA -- 57.0%
                                 AA -- 12.8%
                                 A -- 9.5%
                                 BBB -- 15.2%
                                 BB -- 2.2%
                                 NR -- 3.3%


What is your outlook for municipal bond investing?

Despite some near-term uncertainty about the direction of interest rate changes, there are many reasons to have an optimistic view about the municipal bond market. As an asset class, municipal bonds offer exceptional value in the market. The recent 5.9% yield for AAA-rated municipal bonds, for example, translates into a tax-equivalent yield of 9.22% for investors in the 36% federal income tax bracket. That means that on an after-tax basis, investors in municipal bonds are receiving substantially more income than they could receive from equivalently rated taxable bonds.

Moreover, the U.S. economy is fundamentally strong and growing, and increasing tax revenues have tended to keep municipalities financially sound, with no deterioration in the general credit-worthiness of the public sector. The exception to this rule is the hospital sector, where government and private insurance reimbursements have made it difficult to forecast revenues.

In this environment, we will continue to try to build attractive yield and stability in the portfolio. With today's high interest rates and higher yields, we believe municipal bonds offer excellent investment value over the long term.

                                   EVERGREEN
                       Short-Intermediate Municipal Fund
                    Fund at a Glance as of November 30, 1999

While we emphasize income and price stability,we believe that over the longer time horizon,the greater stability will contribute to better total return numbers.

     Portfolio
     Management
----------------------

      [PHOTO]
    Diane Beaver
Tenure:September 1998

--------------------------------------------------------------------------------
                             CURRENT INVESTMENT 1
--------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 11/30/1999.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: 1999 Morningstar, Inc.

2 Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Historical performance for Class A and B, prior to their inception, reflects that of Class Y, the original class offered. These historical returns for Classes Aand B have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are 0.10% and for Class B are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURN 2
--------------------------------------------------------------------------------
Portfolio Inception Date: 11/18/1991    Class A    Class B     Class Y
Class Inception Date                   1/5/1995   1/5/1995     7/17/1991
--------------------------------------------------------------------------------
Average Annual Returns*
--------------------------------------------------------------------------------
6 month with sales charge                 -3.16%     -5.22%          n/a
--------------------------------------------------------------------------------
6 month w/o sales charge                   0.10%     -0.35%         0.15%
--------------------------------------------------------------------------------
1 year with sales charge                  -1.91%     -4.38%          n/a
--------------------------------------------------------------------------------
1 year w/o sales charge                    1.36%      0.46%         1.47%
--------------------------------------------------------------------------------
3 years                                    2.25%      1.56%         3.52%
--------------------------------------------------------------------------------
5 years                                    3.53%      2.97%         4.31%
--------------------------------------------------------------------------------
Since Portfolio Inception                  4.04%      3.92%         4.54%
--------------------------------------------------------------------------------
Maximum Sales Charge                       3.75%      5.00%          n/a
--------------------------------------------------------------------------------
30-day SEC Yield                           4.20%      3.44%         4.44%
--------------------------------------------------------------------------------
Taxable Equivalent Yield**                 6.95%      5.70%         7.35%
--------------------------------------------------------------------------------
6 month dividends per share           $    0.20  $    0.16    $     0.21
--------------------------------------------------------------------------------
6 month capital gaindistribution
per share                             $    0.07  $    0.07    $     0.07
--------------------------------------------------------------------------------
 * Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

                                 [LINE GRAPH]

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------
                         CLASS A                 CPI                LB3YMBI
 11/30/91                 9,673                10,000                10,000
 11/30/92                10,462                10,305                10,791
 11/30/93                11,142                10,581                11,411
 11/30/94                11,107                10,864                11,560
 11/30/95                11,895                11,147                12,588
 11/30/96                12,363                11,509                13,193
 11/30/97                12,818                11,720                13,830
 11/30/98                13,475                11,901                14,613
 11/30/99                13,659                12,228                14,963

Comparison of a $10,000 investment in Evergreen Short Intermediate Municipal Fund, Class A, versus a similar investment in the Lehman Brothers 3 Year Municipal Bond Index (LB3YMBI) and the Consumer Price Index (CPI).

The LB3YMBI is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                       Short-Intermediate Municipal Fund
                          Portfolio Manager Interview

How did the Fund perform?

For the six-month period ended November 30, 1999, the Evergreen Short-Intermediate Municipal Fund Class A shares had a total return of 0.10%, before deduction of any applicable sales charges. During the same period, the average return of short-intermediate municipal bond funds was -0.12%, according to Lipper Inc., an independent monitor of mutual fund performance. The Lehman Brothers 3-Year Municipal Bond Index had a return of 0.85%. You can find more performance information for all share classes on the preceding page.

                                    Portfolio
                                 Characteristics
                                 ---------------
                               (as of 11/30/1999)

Total Net Assets:                                                 $162,452,541
-------------------------------------------------------------------------------
Average Credit Quality:                                                      A
-------------------------------------------------------------------------------
Average Maturity:                                                   5.13 years
-------------------------------------------------------------------------------
Average Duration:                                                   2.75 years
-------------------------------------------------------------------------------

What was the investment environment like for the Fund during the six months?

Interest rates generally rose throughout the period and bond prices fell. The rate increases were more extreme, and the price losses tended to be greatest, among longer-maturity bonds than among the short-to-intermediate term bonds in which the Fund invests. During the period, the U.S. Federal Reserve Board raised short-term rates three times in an effort to restrain economic growth and pre-empt inflationary pressures.

At the same time that the bond market was hurt by interest rate increases, the stock market continued to enjoy a sustained boom. The persistent strong performance of the stock market, combined with falling bond prices, tended to discourage investments in municipal bonds, and this lack of demand also contributed to the interest rate increases.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 11/30/1999 net assets)

[PIE CHART]

Hospitals -- 16.0%
Education -- 13.1%
Other Investments and Other Assets and Liabilities, net -- 12.6%
Industrial Development/Pollution Control -- 12.5%
Housing -- 10.4%
General Obligation -- 8.0%
Special Revenue -- 6.3%
Public Facilities -- 5.8%
Transportation -- 4.6%
Sales Tax -- 4.1%
Community Development -- 3.6%
Utilities -- 3.0%

What were your principal strategies during the period?

We maintained the formal policy we implemented early in 1999 to focus on yield and price stability, rather than total return. We adopted this policy with a long-term view of aligning our strategy with the goals of shareholders, who invest principally for income. However, in a challenging period of rising interest rates and declining prices, this policy had the added benefit of helping the Fund, with its greater price stability, outperform most of its competitors during the period.

                                   EVERGREEN
                       Short-Intermediate Municipal Fund
                          Portfolio Manager Interview

Early in 1999, we changed our emphasis because of our realization that most individuals invested in municipal bond funds for the yield and income. We decided we would not try to anticipate changes in interest rates and alternately lengthen or shorten duration to maximize short-term total return. While we emphasize income and price stability, we believe that over the longer time horizon, the greater stability will contribute to better total return numbers.

Because we focused on yield, we also invested in some higher-coupon, lower-rated bonds that are not as sensitive to interest rate changes as higher-rated bonds. The lower-rated bonds tend to be more sensitive to the financial fundamentals of the underlying issuer than they are to interest rate changes. Their price fluctuations in response to interest rate changes normally are not as extreme as the price changes of higher-rated bonds.

During the period, the Fund's sensitivity to interest rates--as measured by duration--was reduced slightly, from 3.13 years to 2.75 years. While we did not deliberately set out to raise the overall credit quality of the portfolio, our search for relative value in the market led us to invest in securities that resulted in an average credit quality of A. We also tended to avoid sectors with increasing uncertainty, most notably the hospital sector, where factors such as the balanced budget amendment and changes in Medicare reimbursement procedures have raised concerns about future revenues.

-------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 11/30/1999 portfolio assets)

                                  [PIE CHART]

                                 AAA -- 23.2%
                                 AA -- 14.7%
                                 A -- 25.5%
                                 BBB -- 21.9%
                                 NR -- 14.7%

What is your investment outlook?

We think interest rates should be more stable during the next six months, although rates may trend upward early in the period. This should be an environment in which our strategies do well. At a time when municipal securities offer relatively high after tax yields, compared to taxable bonds, we believe municipal bonds can be an attractive place for many investors interested in current income, particularly on an after-tax basis. We will continue to emphasize a relatively stable net asset value and as high or competitive a yield as is prudent. We believe this strategy should position the Fund to continue to perform well.

                                   EVERGREEN
                        High Grade Municipal Bond Fund
                              Financial Highlights
                (For a share outstanding throughout each period)


                          Six Months Ended      Year Ended May 31,      Year Ended August 31,     Year Ended
                          November 30, 1999 -------------------------   ----------------------    December 31,
                             (unaudited)     1999     1998    1997(a)      1996      1995 (b)        1994
 CLASS A SHARES
 Net asset value,
  beginning of period          $ 11.01      $ 11.36  $ 10.89  $ 10.72   $    10.69  $     9.79     $ 11.16
                               -------      -------  -------  -------   ----------  ----------     -------
 Income from investment
  operations
 Net investment income            0.24         0.48     0.47     0.37         0.52        0.34        0.52
 Net realized and
  unrealized gains or
  losses on securities
  and futures contracts          (0.71)       (0.08)    0.48     0.17         0.03        0.90       (1.37)
                               -------      -------  -------  -------   ----------  ----------     -------
 Total from investment
  operations                     (0.47)        0.40     0.95     0.54         0.55        1.24       (0.85)
                               -------      -------  -------  -------   ----------  ----------     -------
 Distributions to
  shareholders from
 Net investment income           (0.24)       (0.48)   (0.48)   (0.37)       (0.52)      (0.34)      (0.52)
 Net realized gains              (0.15)       (0.27)       0        0            0           0           0
                               -------      -------  -------  -------   ----------  ----------     -------
 Total distributions to
  shareholders                   (0.39)       (0.75)   (0.48)   (0.37)       (0.52)      (0.34)      (0.52)
                               -------      -------  -------  -------   ----------  ----------     -------
 Net asset value, end of
  period                       $ 10.15      $ 11.01  $ 11.36  $ 10.89   $    10.72  $    10.69     $  9.79
                               -------      -------  -------  -------   ----------  ----------     -------
 Total return*                   (4.30%)       3.62%    8.88%    5.13%        5.21%      12.83%      (7.71%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $60,166      $63,018  $64,526  $45,814   $   50,569  $   58,751     $57,676
 Ratios to average net
  assets
   Expenses**                     0.94%+       0.95%    1.09%    1.11%+       1.09%       1.09%+      1.02%
   Net investment income          4.51%+       4.26%    4.25%    4.60%+       4.78%       4.93%+      5.04%
 Portfolio turnover rate            69%          79%     127%     114%          65%         27%         53%


                          Six Months Ended      Year Ended May 31,      Year Ended August 31,     Year Ended
                          November 30, 1999 -------------------------   ----------------------   December 31,
                             (unaudited)     1999     1998    1997 (a)     1996      1995 (b)        1994
 CLASS B SHARES
 Net asset value,
  beginning of period          $ 11.01      $ 11.36  $ 10.89  $ 10.72   $    10.69  $     9.79     $ 11.16
                               -------      -------  -------  -------   ----------  ----------     -------
 Income from investment
  operations
 Net investment income            0.20         0.40     0.39     0.31         0.44        0.29        0.46
 Net realized and
  unrealized gains or
  losses on securities
  and futures contracts          (0.71)       (0.08)    0.48     0.17         0.03        0.90       (1.37)
                               -------      -------  -------  -------   ----------  ----------     -------
 Total from investment
  operations                     (0.51)        0.32     0.87     0.48         0.47        1.19       (0.91)
                               -------      -------  -------  -------   ----------  ----------     -------
 Distributions to
  shareholders from
 Net investment income           (0.20)       (0.40)   (0.40)   (0.31)       (0.44)      (0.29)      (0.46)
 Net realized gains              (0.15)       (0.27)       0        0            0           0        0.00
                               -------      -------  -------  -------   ----------  ----------     -------
 Total distributions to
  shareholders                   (0.35)       (0.67)   (0.40)   (0.31)       (0.44)      (0.29)      (0.46)
                               -------      -------  -------  -------   ----------  ----------     -------
 Net asset value, end of
  period                       $ 10.15      $ 11.01  $ 11.36  $ 10.89   $    10.72  $    10.69     $  9.79
                               -------      -------  -------  -------   ----------  ----------     -------
 Total return*                   (4.66%)       2.85%    8.07%    4.55%        4.42%      12.27%      (8.24%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $49,083      $32,088  $32,822  $31,874   $   32,221  $   34,206     $32,435
 Ratios to average net
  assets
   Expenses**                     1.69%+       1.70%    1.84%    1.86%+       1.84%       1.84%+      1.59%
   Net investment income          3.80%+       3.52%    3.51%    3.85%+       4.03%       4.18%+      4.47%
 Portfolio turnover rate            69%          79%     127%     114%          65%         27%         53%

  * Excluding applicable sales charges.
 ** The ratio of expenses to average net assets excludes fee credits but in-
    cludes fee waivers.
  + Annualized.
(a) For the nine months ended May 31, 1997. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 1997.
(b) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         High Grade Municipal Bond Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                        Six Months Ended
                                        November 30, 1999   Period Ended
                                           (unaudited)    May 31, 1999 (c)
 CLASS C SHARES
 Net asset value, beginning of period        $11.01            $11.14
                                             ------            ------
 Income from investment operations
 Net investment income                         0.20              0.03#
 Net realized and unrealized gains or
  losses on securities and futures
  contracts                                   (0.71)            (0.13)
                                             ------            ------
 Total from investment operations             (0.51)            (0.10)
                                             ------            ------

 Distributions to shareholders from
 Net investment income                        (0.20)            (0.03)
 Net realized gains                           (0.15)                0
                                             ------            ------
 Total distributions to shareholders          (0.35)            (0.03)
                                             ------            ------

 Net asset value, end of period              $10.15            $11.01
                                             ------            ------
 Total return*                                (4.66%)           (0.86%)
 Ratios and supplemental data
 Net assets, end of period (thousands)       $1,952            $    1
 Ratios to average net assets
   Expenses**                                  1.70%+            1.66%+
   Net investment income                       3.87%+            3.71%+
 Portfolio turnover rate                         69%               79%

                                                                            Year Ended
                          Six Months Ended     Year Ended May 31,           August 31,
                          November 30, 1999 --------------------------   -----------------
                             (unaudited)     1999     1998    1997 (a)    1996    1995 (b)
 CLASS Y SHARES
 Net asset value,
  beginning of period          $ 11.01      $ 11.36  $ 10.89  $ 10.72    $ 10.69  $  9.79
                               -------      -------  -------  -------    -------  -------
 Income from investment
  operations
 Net investment income            0.25         0.51     0.51     0.39       0.55     0.36
 Net realized and
  unrealized gains or
  losses on securities
  and futures contracts          (0.71)       (0.08)    0.47     0.17       0.03     0.90
                               -------      -------  -------  -------    -------  -------
 Total from investment
  operations                     (0.46)        0.43     0.98     0.56       0.58     1.26
                               -------      -------  -------  -------    -------  -------

 Distributions to
  shareholders from
 Net investment income           (0.25)       (0.51)   (0.51)   (0.39)     (0.55)   (0.36)
 Net realized gains              (0.15)           0        0        0          0        0
                               -------      -------  -------  -------    -------  -------
 Total distributions to
  shareholders                   (0.40)       (0.78)   (0.51)   (0.39)     (0.55)   (0.36)
                               -------      -------  -------  -------    -------  -------
 Net asset value, end of
  period                       $ 10.15      $ 11.01  $ 11.36  $ 10.89    $ 10.72  $ 10.69
                               -------      -------  -------  -------    -------  -------
 Total return                    (4.18%)       3.88%    9.15%    5.32%      5.47%   13.02%
 Ratios and supplemental
  data

 Net assets, end of
  period (thousands)           $22,254      $22,264  $24,976  $24,441    $25,112  $25,079
 Ratios to average net
  assets
   Expenses**                     0.69%+       0.70%    0.84%    0.86%+     0.84%    0.84%+
   Net investment income          4.76%+       4.51%    4.51%    4.85%+     5.03%    5.18%+
 Portfolio turnover rate            69%          79%     127%     114%        65%      27%

  * Excluding applicable sales charges.
 ** The ratio of expenses to average net assets excludes fee credits but in-
    cludes fee waivers.
  + Annualized.
  # Net investment income is based on average shares outstanding during the pe-
    riod.
(a) For the nine months ended May 31, 1997. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 1997.
(b) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(c) For the period from April 30, 1999 (commencement of class operations) to May 31, 1999.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Municipal Bond Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                     Six Months Ended   Year Ended May 31,
                                     November 30, 1999 ----------------------
                                        (unaudited)       1999      1998 (b)
 CLASS A SHARES
 Net asset value, beginning of
  period                                 $   7.48      $     7.78  $     7.91
                                         --------      ----------  ----------
 Income from investment operations
 Net investment income                       0.17            0.34#       0.13#
 Net realized and unrealized gains
  or losses on securities and
  futures contracts                         (0.52)          (0.07)      (0.13)
                                         --------      ----------  ----------
 Total from investment operations           (0.35)           0.27           0
                                         --------      ----------  ----------

 Distributions to shareholders from
 Net investment income                      (0.17)          (0.34)      (0.13)
 Net realized gains                         (0.04)          (0.23)          0
                                         --------      ----------  ----------
 Total distributions to
  shareholders                              (0.21)          (0.57)      (0.13)
                                         --------      ----------  ----------
 Net asset value, end of period          $   6.92      $     7.48  $     7.78
                                         --------      ----------  ----------
 Total return*                              (4.68%)          3.64%       0.04%

 Ratios and supplemental data
 Net assets, end of period
  (thousands)                            $944,818      $1,099,718  $1,243,327
 Ratios to average net assets
   Expenses**                                0.88%+          0.85%       0.93%+
   Net investment income                     4.87%+          4.49%       4.69%+
 Portfolio turnover rate                       35%             90%         77%


                          Six Months Ended  Year Ended May 31,      Year Ended December 31,
                          November 30, 1999 ------------------  ----------------------------------
                             (unaudited)     1999    1998 (a)      1997        1996        1995
 CLASS B SHARES
 Net asset value,
  beginning of period          $  7.48      $  7.78  $   7.82   $     7.71  $     7.86  $     7.10
                               -------      -------  --------   ----------  ----------  ----------
 Income from investment
  operations
 Net investment income            0.15         0.29#     0.12#        0.38        0.41        0.41
 Net realized and
  unrealized gains or
  losses on securities
  and futures contracts          (0.52)       (0.07)    (0.03)        0.23       (0.17)       0.74
                               -------      -------  --------   ----------  ----------  ----------
 Total from investment
  operations                     (0.37)        0.22      0.09         0.61        0.24        1.15
                               -------      -------  --------   ----------  ----------  ----------

 Distributions to
  shareholders from
 Net investment income           (0.15)       (0.29)    (0.13)       (0.40)      (0.39)      (0.39)
 Net realized gains              (0.04)       (0.23)        0        (0.10)          0           0
                               -------      -------  --------   ----------  ----------  ----------

 Total distributions to
  shareholders                   (0.19)       (0.52)    (0.13)       (0.50)      (0.39)      (0.39)
                               -------      -------  --------   ----------  ----------  ----------

 Net asset value, end of
  period                       $  6.92      $  7.48  $   7.78   $     7.82  $     7.71  $     7.86
                               -------      -------  --------   ----------  ----------  ----------
 Total return*                   (5.04%)       2.86%     1.15%        8.15%       3.15%      16.61%
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $82,695      $78,169  $124,664   $1,375,730  $1,557,886  $1,204,468
 Ratios to average net
  assets
   Expenses**                     1.63%+       1.60%     1.26%+       0.96%       0.87%       0.95%
   Net investment income          4.14%+       3.74%     4.32%+       4.97%       5.34%       5.41%
 Portfolio turnover rate            35%          90%       77%         126%         69%         56%

  * Excluding applicable sales charges.
 ** The ratio of expenses to average net assets excludes fee credits but in-
    cludes fee waivers.
  + Annualized.
  # Net investment income is based on average shares outstanding during the pe-
    riod.
(a) For the five months ended May 31, 1998. The Fund changed its fiscal year end from December 31 to May 31, effective May 31, 1998.
(b) For the period from January 20, 1998 (commencement of class operations) to May 31, 1998.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Municipal Bond Fund
                              Financial Highlights
                (For a share outstanding throughout each period)


                                        Six Months Ended  Year Ended May 31,
                                        November 30, 1999 ------------------
                                           (unaudited)      1999   1998 (a)
 CLASS C SHARES
 Net asset value, beginning of period        $ 7.48        $ 7.78   $ 7.85
                                             ------        ------   ------
 Income from investment operations
 Net investment income                         0.15          0.29#    0.11#
 Net realized and unrealized gains or
  losses on securities and futures
  contracts                                   (0.52)        (0.07)   (0.07)
                                             ------        ------   ------
 Total from investment operations             (0.37)         0.22     0.04
                                             ------        ------   ------

 Distributions to shareholders from
 Net investment income                        (0.15)        (0.29)   (0.11)
 Net realized gains                           (0.04)        (0.23)       0
                                             ------        ------   ------
 Total distributions to shareholders          (0.19)        (0.52)   (0.11)
                                             ------        ------   ------

 Net asset value, end of period              $ 6.92        $ 7.48   $ 7.78
                                             ------        ------   ------
 Total return*                                (5.04%)        2.87%    0.46%
 Ratios and supplemental data
 Net assets, end of period (thousands)       $7,541        $6,899   $7,708
 Ratios to average net assets
 Expenses**                                    1.63%+        1.60%    1.68%+
 Net investment income                         4.14%+        3.75%    3.94%+
 Portfolio turnover rate                         35%           90%      77%

                                        Six Months Ended
                                        November 30, 1999    Year Ended
                                           (unaudited)    May 31, 1999 (b)
 CLASS Y SHARES
 Net asset value, beginning of period        $ 7.48            $ 7.57
                                             ------            ------
 Income from investment operations
 Net investment income                         0.22              0.04#
 Net realized and unrealized gains or
  losses on securities and futures
  contracts                                   (0.56)            (0.10)
                                             ------            ------
 Total from investment operations             (0.34)            (0.06)
                                             ------            ------

 Distributions to shareholders from
 Net investment income                        (0.18)            (0.03)
 Net realized gains                           (0.04)                0
                                             ------            ------
 Total distributions to shareholders          (0.22)            (0.03)
                                             ------            ------

 Net asset value, end of period              $ 6.92            $ 7.48
                                             ------            ------
 Total return                                 (4.56%)           (0.79%)
 Ratios and supplemental data
 Net assets, end of period (thousands)       $  146            $    1
 Ratios to average net assets
 Expenses**                                    0.64%+            0.52%+
 Net investment income                         5.22%+            5.44%+
 Portfolio turnover rate                         35%               90%

 *   Excluding applicable sales charges.
** The ratio of expenses to average net assets excludes fee credits but in-cludes fee waivers.
 +   Annualized.
 # Net investment income is based on average shares outstanding during the pe-riod.
(a) For the period from January 26, 1998 (commencement of class operations) to May 31, 1998.
(b) For the period from April 30, 1999 (commencement of class operations) to May 31, 1999.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       Short Intermediate Municipal Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended     Year Ended May 31,       Year Ended August 31,
                          November 30, 1999 ------------------------  -------------------------
                             (unaudited)     1999    1998   1997 (a)     1996       1995 (b)
 CLASS A SHARES
 Net asset value,
  beginning of period          $10.12       $10.19  $10.09   $10.08   $     10.17   $     9.97
                               ------       ------  ------   ------   -----------   ----------
 Income from investment
  operations
 Net investment income           0.20         0.40    0.41     0.30          0.43         0.30
 Net realized and
  unrealized gains or
  losses on securities          (0.19)        0.01    0.10     0.01         (0.09)        0.20
                               ------       ------  ------   ------   -----------   ----------
 Total from investment
  operations                     0.01         0.41    0.51     0.31          0.34         0.50
                               ------       ------  ------   ------   -----------   ----------

 Distributions to
  shareholders from
 Net investment income          (0.20)       (0.40)  (0.41)   (0.30)        (0.43)       (0.30)
 Net realized gains             (0.07)       (0.08)      0        0             0            0
                               ------       ------  ------   ------   -----------   ----------
 Total distributions to
  shareholders                  (0.27)       (0.48)  (0.41)   (0.30)        (0.43)       (0.30)
                               ------       ------  ------   ------   -----------   ----------

 Net asset value, end of
  period                       $ 9.86       $10.12  $10.19   $10.09   $     10.08   $    10.17
                               ------       ------  ------   ------   -----------   ----------
 Total return*                   0.10%        4.09%   5.11%    3.08%         3.37%        5.09%
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $8,367       $7,975  $6,569   $6,072   $    27,722   $    6,820
 Ratios to average net
  assets
   Expenses**                    0.72%+       0.75%   0.85%    0.96%+        1.11%        1.14%+
   Net investment income         4.03%+       3.93%   4.01%    3.94%+        4.05%        4.32%+
 Portfolio turnover rate            7%          65%     78%      34%           29%          80%


                          Six Months Ended    Year Ended May 31,      Year Ended August 31,
                          November 30, 1999 ------------------------  -------------------------
                             (unaudited)     1999    1998   1997 (a)     1996       1995 (b)
 CLASS B SHARES
 Net asset value,
  beginning of period          $10.12       $10.19  $10.10   $10.08   $     10.17   $     9.97
                               ------       ------  ------   ------   -----------   ----------
 Income from investment
  operations
 Net investment income           0.16         0.31    0.32     0.23          0.34         0.24
 Net realized and
  unrealized gains or
  losses on securities          (0.19)        0.01    0.09     0.02         (0.09)        0.20
                               ------       ------  ------   ------   -----------   ----------
 Total from investment
  operations                    (0.03)        0.32    0.41     0.25          0.25         0.44
                               ------       ------  ------   ------   -----------   ----------

 Distributions to
  shareholders from
 Net investment income          (0.16)       (0.31)  (0.32)   (0.23)        (0.34)       (0.24)
 Net realized gains             (0.07)       (0.08)      0        0             0            0
                               ------       ------  ------   ------   -----------   ----------
 Total distributions to
  shareholders                  (0.23)       (0.39)  (0.32)   (0.23)        (0.34)       (0.24)
                               ------       ------  ------   ------   -----------   ----------

 Net asset value, end of
  period                       $ 9.86       $10.12  $10.19   $10.10   $     10.08   $    10.17
                               ------       ------  ------   ------   -----------   ----------
 Total return*                  (0.35%)       3.16%   4.07%    2.49%         2.44%        4.50%
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $5,844       $6,232  $5,790   $6,742   $     7,413   $    6,050
 Ratios to average net
  assets
   Expenses**                    1.61%+       1.65%   1.74%    1.86%+        2.07%        2.26%+
   Net investment income         3.13%+       3.04%   3.11%    3.04%+        3.28%        3.50%+
 Portfolio turnover rate            7%          65%     78%      34%           29%          80%

  * Excluding applicable sales charges.
 ** The ratio of expenses to average net assets excludes fee credits but in-
    cludes fee waivers.
  + Annualized.
(a) For the nine months ended May 31, 1997. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 1997.
(b) For the period from January 5, 1995 (commencement of class operations) to August 31, 1995.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       Short Intermediate Municipal Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                             Year Ended
                          Six Months Ended      Year Ended May 31,           August 31,
                          November 30, 1999 ----------------------------   ----------------
                             (unaudited)      1999      1998    1997 (a)    1996     1995
 CLASS Y SHARES
 Net asset value,
  beginning of period         $  10.12      $  10.19  $  10.10  $ 10.07    $ 10.17  $ 10.21
                              --------      --------  --------  -------    -------  -------
 Income from investment
  operations
 Net investment income            0.21          0.41      0.42     0.30       0.43     0.46
 Net realized and
  unrealized gains or
  losses on securities           (0.19)         0.01      0.09     0.03      (0.10)   (0.04)
                              --------      --------  --------  -------    -------  -------
 Total from investment
  operations                      0.02          0.42      0.51     0.33       0.33     0.42
                              --------      --------  --------  -------    -------  -------

 Distributions to
  shareholders from
 Net investment income           (0.21)        (0.41)    (0.42)   (0.30)     (0.43)   (0.46)
 Net realized gains              (0.07)        (0.08)        0        0          0        0
                              --------      --------  --------  -------    -------  -------
 Total distributions to
  shareholders                   (0.28)        (0.49)    (0.42)   (0.30)     (0.43)   (0.46)
                              --------      --------  --------  -------    -------  -------

 Net asset value, end of
  period                      $   9.86      $  10.12  $  10.19  $ 10.10    $ 10.07  $ 10.17
                              --------      --------  --------  -------    -------  -------
 Total return                     0.15%         4.20%     5.11%    3.36%      3.30%    4.20%
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)          $148,242      $160,325  $167,905  $32,293    $34,893  $40,581
 Ratios to average net
  assets
 Expenses*                        0.62%+        0.65%     0.70%    0.86%+     0.90%    0.86%
 Net investment income            4.12%+        4.04%     4.18%    4.04%+     4.27%    4.52%
 Portfolio turnover rate             7%           65%       78%      34%        29%      80%

 * The ratio of expenses to average net assets excludes fee credits but in-cludes fee waivers.
 +  Annualized.
(a) For the nine months ended May 31, 1997. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 1997.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         High Grade Municipal Bond Fund
                            Schedule of Investments
                         November 30, 1999 (Unaudited)

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - 94.9%
            Alaska - 0.7%
 $1,000,000 Alaska Student Loan Corp.
             Student Loan RB, Ser. A,
             5.45%, 7/1/2016, (AMBAC)...........................   $    939,260
                                                                   ------------
            California - 15.4%
    500,000 Abag Fin. Auth. Non Profit
             Corp., CA COP, Rhoda Haas
             Goldman Plaza Proj.,
             5.125%, 5/15/2015,
             (CA Mtge. Ins.)....................................        462,475
  1,000,000 Alameda, CA Hsg. Auth. MHRRB,
             Ser. A,
             5.35%, 2/20/2031, (GNMA)...........................        884,430
    500,000 Bakersfield, CA COP, Convention Ctr.
             Expansion Proj.,
             5.80%, 4/1/2017, (MBIA)............................        502,580
  2,200,000 California Edl. Facs. Auth. RB,
             Santa Clara Univ.,
             0.00%, 9/1/2014,
             (Eff. Yield 4.90%) (AMBAC) (a).....................        962,874
    470,000 California HFA Home Mtge. RB, Ser. L,
             6.40%, 8/1/2027, (MBIA)............................        478,700
  1,000,000 California HFA MHRB, Ser. B,
             6.05%, 8/1/2016,
             (AMBAC/FHA)........................................      1,007,940
  1,000,000 California HFA RB, Ser. A,
             5.05%, 8/1/2017, (AMBAC)...........................        922,890
    890,000 California HFA SFHRB, Ser. A-1, Cl. 3,
             5.70%, 8/1/2011, (MBIA)............................        882,444
            California Hlth. Facs. Fin. Auth. RB:
    500,000  Enloe Hlth. Sys., Ser. A,
             5.00%, 11/15/2018, (FSA)...........................        447,995
  1,000,000  Refunding, Ser. A, 5.75%, 7/1/2015.................      1,006,660
            California Pub. Works Board Lease RB, CA Univ.
             Proj.:
  1,000,000  Refunding, Ser. A,
             5.35%, 12/1/2015, (AMBAC)..........................        982,920
    350,000  Ser. B,
            5.50%, 6/1/2019.....................................        335,076
  2,000,000 California Rural Home Mtge.
             Fin. Auth. SFHRB, Mtge. Backed
             Securities Program, Ser. A,
             6.35%, 12/1/2029,
             (GNMA/FNMA/FHLMC)..................................      2,043,380
    500,000 Elk Grove, CA Unified Sch. Dist. 1,
             Spl. Tax, Refunding,
             6.50%, 12/1/2024, (AMBAC)..........................        547,300
  1,000,000 Los Angeles Cnty., CA
             Community Facs. Spl. Tax, Refunding, Dist. 3, Ser.
             A, 5.50%, 9/1/2014, (FSA)..........................      1,008,170
    500,000 Los Angeles, CA Community
             Redev. Agcy. Tax Allocation,
             Refunding, Ser. H,
             6.50%, 12/1/2016, (FSA)............................        539,195
  1,000,000 Los Angeles, CA Convention & Exhibit
             Ctr. Auth. RRB, Ser. A,
             6.00%, 8/15/2010, (MBIA/IBC).......................      1,082,910
  1,000,000 Orange Cnty., CA Pub. Fin. Auth.
             Wst. Mgmt. Sys. RRB,
             5.75%, 12/1/2010...................................      1,032,940
  1,000,000 Sacramento Cnty., CA Arpt. Sys. RB,
             Ser. A, 6.00%, 7/1/2011, (MBIA)....................      1,049,840
    800,000 San Francisco, CA Bldg. Auth. Lease
             RB, San Francisco Civic Ctr.
             Complex, Ser. A,
             5.25%, 12/1/2016, (AMBAC)..........................        768,704
  1,100,000 San Jose, CA Redev. Agcy. Tax
             Allocation, Merged Area Redev. Proj.,
             6.00%, 8/1/2015, (MBIA)............................      1,160,731
    300,000 Santa Ana, CA Fin. Auth. Lease RB,
             Police Administration & Holding
             Facs., Ser. A,
             6.25%, 7/1/2015, (MBIA)............................        324,312
  1,000,000 South Orange Cnty., CA Pub. Fin. Auth.
             Spl. Tax, Sr. Lien,
             Ser. A, 7.00%, 9/1/2009, (MBIA)....................      1,157,810
  1,000,000 Southern CA Pub. Pwr. Auth.
             Transmission Proj. RRB,
             0.00%, 7/1/2014,
             (Eff. Yield 6.07%) (FGIC) (a)......................        448,730
    500,000 Watsonville, CA Solid Wst. RB, 5.50%, 5/15/2016,
             (MBIA).............................................        494,655
                                                                   ------------
                                                                     20,535,661
                                                                   ------------
            Colorado - 3.1%
  1,500,000 Arapahoe Cnty., CO Capital Impt. Trust
             Fund Hwy. RB, East 470 Hwy. Proj.,
             6.15%, 8/31/2026, (MBIA)...........................      1,518,030
  1,000,000 Colorado East 470 Pub. Hwy. Auth. RB,
             Sr. Ser. A,
             5.75%, 9/1/2014, (MBIA)............................      1,026,980
  3,225,000 Metropolitan Football Stadium,
             CO Sales Tax RB, Ser. A,
             0.00%, 1/1/2012, (Eff. Yield
             5.62%)(MBIA) (a)...................................      1,644,653
                                                                   ------------
                                                                      4,189,663
                                                                   ------------
            District of Columbia - 2.2%
  1,000,000 Dist. of Columbia GO, Refunding,
             Ser. B, 5.50%, 6/1/2012, (FSA).....................      1,000,000
  2,000,000 Dist. of Columbia HFA Mtge. SFHRB,
             Ser. B, 5.85%, 12/1/2018, (GNMA/FNMA)..............      1,948,140
                                                                   ------------
                                                                      2,948,140
                                                                   ------------
            Florida - 1.5%
  1,000,000 Broward Cnty., FL Arpt. Sys. RB,
             Ser. G, 5.125%, 10/1/2016..........................        918,910
            Orange Cnty., FL Hlth. Facs. Auth. RB:
    705,000  Prerefunded, Ser. C, 6.25%, 10/1/2016, (MBIA)......        756,070
    295,000  Unrefunded, Ser. C, 6.25%, 10/1/2016, (MBIA).......        315,700
                                                                   ------------
                                                                      1,990,680
                                                                   ------------
            Georgia - 1.8%
  2,500,000 Metropolitan Atlanta Rapid Trans. Auth.,
             GA Sales Tax RRB, Ser. A,
             5.50%, 7/1/2016, (MBIA)............................      2,438,825
                                                                   ------------
            Idaho - 0.5%
    615,000 Idaho Hsg. Agcy. SFHRB, Ser. C-1,
             6.30%, 7/1/2011, (FHA).............................        625,547
                                                                   ------------

                                   EVERGREEN
                         High Grade Municipal Bond Fund
                      Schedule of Investments (continued)
                         November 30, 1999 (Unaudited)

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Illinois - 6.0%
 $1,000,000 Chicago, IL Midway Arpt. RB, Ser. B,
             5.625%, 1/1/2029, (MBIA)...........................   $    924,160
  3,000,000 Illinois Dev. Fin. Auth. PCRRB, Edison Co. Proj.,
             Ser. D, 6.75%, 3/1/2015, (AMBAC) (c)...............      3,258,300
  1,000,000 Illinois Hlth. Facs. Auth. RB, Sherman
             Hlth. Sys., 5.25%, 8/1/2017........................        921,960
  1,750,000 Illinois Hlth. Facs. Auth. RRB, Ser. AA,
             6.50%, 6/1/2012, (MBIA)............................      1,915,025
  1,000,000 Illinois Sales Tax RRB, Ser. Q, 5.50%, 6/15/2020....        953,280
                                                                   ------------
                                                                      7,972,725
                                                                   ------------
            Indiana - 1.3%
  1,500,000 Lawrence Township, IN Metropolitan
             Sch. Dist. RB,
             6.875%, 7/5/2011, (MBIA/IBC).......................      1,678,140
                                                                   ------------
            Kansas - 0.8%
  1,000,000 Wichita, KS Hosp. RRB, Facs. Impt.,
             Ser. 11,
             6.75%, 11/15/2019..................................      1,032,280
                                                                   ------------
            Massachusetts - 3.8%
  1,805,000 Massachusetts HFA RB, Ser. C,
             5.45%, 7/1/2018, (AMBAC)...........................      1,675,509
  1,500,000 Massachusetts HFA SFHRB, Ser. 73,
             5.90%, 12/1/2019, (FSA)............................      1,450,485
  1,000,000 Massachusetts IFA RB, Avon Assn.,
             LLC, Ser. A,
             5.375%, 4/1/2020, (MBIA)...........................        939,330
  1,000,000 Massachusetts Port Auth. RRB, Ser. A,
             5.50%, 7/1/2016, (MBIA/IBC)........................        977,620
                                                                   ------------
                                                                      5,042,944
                                                                   ------------
            Michigan - 1.1%
  1,500,000 Detroit, MI Wtr. Supply Sys., Sr. Lien,
             Ser. A, 5.50%, 7/1/2014, (FGIC)....................      1,491,000
                                                                   ------------
            Minnesota - 0.3%
    360,000 Minnesota HFA SFHRB, Ser. H,
             6.70%, 1/1/2018....................................        370,451
                                                                   ------------
            Missouri - 1.5%
  2,000,000 Kansas City, MO Muni. Assistance
             Corp. RB, Ser. B,
             5.85%, 1/15/2016, (AMBAC)..........................      2,017,840
                                                                   ------------
            New Jersey - 2.2%
  1,000,000 New Jersey EDA RB, Trans. Proj.,
             Ser. A,
             5.25%, 5/1/2017, (FSA).............................        948,550
            New Jersey Trans. Trust Fund Auth.
             RB, Ser. A:
  1,000,000  5.75%, 6/15/2015...................................      1,020,620
  1,000,000  5.75%, 6/15/2016...................................      1,014,930
                                                                   ------------
                                                                      2,984,100
                                                                   ------------
            New Mexico - 0.4%
    500,000 Albuquerque, NM Arpt. RB, Ser. A,
             6.35%, 7/1/2007, (AMBAC)...........................        527,665
                                                                   ------------
            New York - 18.7%
    400,000 Albany Cnty., NY GO, Pub. Impt.,
             Ser. B,
             5.60%, 3/15/2014, (FGIC)...........................        402,724
    500,000 Buffalo, NY Muni. Wtr. Fin. Auth. RRB,
             Ser. B,
             5.00%, 7/1/2018, (FGIC)............................        448,025
    550,000 Hempstead, NY GO, Ser. B,
             5.625%, 2/1/2015, (FGIC)...........................        551,199
    100,000 Islip, NY Resources Recovery Agcy.
             RB, Ser. B,
             7.25%, 7/1/2011, (AMBAC)...........................        115,493
            Long Island Pwr. Auth. NY Elec. Sys. RB, Ser. A:
    500,000  5.00%, 12/1/2018, (FSA)............................        446,365
    500,000  5.125%, 12/1/2016, (FSA)...........................        464,330
    400,000 Metropolitan Trans. Auth., NY Svcs.
             Contract RB,
             Ser. 7, 5.625%, 7/1/2016...........................        385,168
    695,000 Nassau Cnty., NY GO, Combined Swr.
             Dist., Refunding, Ser. B,
             6.00%, 5/1/2014, (FGIC)............................        727,839
    600,000 New Rochelle, NY GO, Ser. B,
             6.15%, 8/15/2017, (MBIA)...........................        613,476
            New York Dormitory Auth. RB:
    500,000  Hamilton College,
             5.125%, 7/1/2015, (MBIA)...........................        471,525
    300,000  Sch. Dist. Program,
             5.25%, 7/1/2013, (FSA).............................        291,477
    250,000  St. Univ. Edl. Facs., Ser. A, 5.875%, 5/15/2011,
             (AMBAC/TCRS).......................................        263,983
  1,000,000 New York Energy Research & Dev. Auth.
             PCRB, LILCo. Proj., Ser. B,
             5.15%, 3/1/2016....................................        908,760
    250,000 New York Env. Facs. Corp.
             RRB, Riverbank St. Park,
             5.50%, 4/1/2016, (AMBAC)...........................        244,710
  1,475,000 New York HFA MHRB, Ser. B, 6.35%, 8/15/2023,
             (AMBAC/HFA)........................................      1,521,875
            New York Mtge. Agcy. RB:
  1,000,000  Ser. 70,
             5.375%, 10/1/2017..................................        935,150
  1,000,000  Ser. 86,
             5.95%, 10/1/2020...................................        974,300
    250,000 New York Thruway Auth. Hwy. &
             Bridge Trust Fund, Ser. A,
             5.00%, 4/1/2018, (FGIC)............................        224,975
            New York Thruway Auth. Svcs.
             Contract RB, Local Hwy. & Bridge:
    700,000  5.75%, 4/1/2016....................................        684,005
    500,000  Ser. A-2,
             5.375%, 4/1/2016, (MBIA)...........................        480,265
    500,000 New York Urban Dev. Corp. RB, Higher
             Ed. Technology
             Grants, 6.00%, 4/1/2010, (MBIA)....................        519,770
            New York Urban Dev. Corp. RRB:
    500,000  Correctional Facs.,
             0.00%, 1/1/2010,
             (Eff. Yield 5.43%)
             (AMBAC/TCRS) (a)...................................        292,700
  1,000,000  Ser. A,
             6.50%, 1/1/2010, (FSA).............................      1,105,110

                                   EVERGREEN
                         High Grade Municipal Bond Fund
                      Schedule of Investments (continued)
                         November 30, 1999 (Unaudited)

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            New York - continued
 $2,000,000 New York, NY City Edl. Construction
             Fund RB, Jr. Sub.,
             5.50%, 4/1/2016, (AMBAC)...........................   $  1,949,380
     95,000 New York, NY City IDA RB, Japan Arls Co.,
             6.00%, 11/1/2015...................................         98,823
            New York, NY City Transitional Fin.
             Auth. RB, Ser. A:
  2,000,000  5.125%, 8/15/2021..................................      1,784,520
  1,000,000  5.25%, 11/15/2013, (FGIC/TCRS).....................        977,740
            New York, NY GO:
  1,500,000  Ser. D,
             5.375%, 8/1/2017, (FGIC/TCRS)......................      1,425,210
    500,000  Ser. J,
             5.125%, 8/1/2014, (FGIC/TCRS)......................        474,975
            Niagara Falls, NY GO, Pub. Impt.:
    500,000  7.50%, 3/1/2014, (MBIA)............................        598,955
    750,000  7.50%, 3/1/2016, (MBIA)............................        897,082
            Niagara, NY Frontier Auth. Arpt. RB:
    500,000 Buffalo Niagara Int'l. Arpt.,
             5.00%, 4/1/2028, (FGIC)............................        420,920
    100,000 Greater Buffalo Int'l Arpt., Ser. A,
             6.125%, 4/1/2014, (AMBAC)..........................        102,411
    500,000 Port Auth. NY & NJ, Ser. 97,
             6.50%, 7/15/2019, (FGIC)...........................        523,080
    250,000 St. Lawrence Cnty., NY Indl. Dev. Civic Fac. RB,
             Saint Lawrence Univ., Ser. A,
             5.625%, 7/1/2013, (MBIA)...........................        255,165
  1,000,000 Suffolk Cnty., NY IDA Southwest Swr.
             Sys. RB,
             6.00%, 2/1/2008, (FGIC)............................      1,060,120
  1,370,000 Triborough Bridge & Tunnel Auth. NY
             RRB, Ser. A,
             5.25%, 1/1/2014, (FGIC)............................      1,324,927
                                                                   ------------
                                                                     24,966,532
                                                                   ------------
            North Dakota - 2.3%
  3,000,000 Mercer Cnty., ND PCRRB, Basin Elec.
             Pwr. Proj., Refunding, Ser. 2,
             6.05%, 1/1/2019, (AMBAC)...........................      3,022,110
                                                                   ------------
            Ohio - 1.2%
  1,000,000 Kings Local Sch. Dist., OH GO,
             7.50%, 12/1/2016, (FGIC)...........................      1,202,920
    445,000 Ohio HFA Mtge. RB, Ser. A-2,
             6.625%, 3/1/2026, (GNMA)...........................        457,162
                                                                   ------------
                                                                      1,660,082
                                                                   ------------
            Oklahoma - 1.5%
  2,000,000 Oklahoma Inds. Auth. RRB, Ser. A,
             6.25%, 8/15/2015...................................      2,075,500
                                                                   ------------
            Pennsylvania - 8.9%
  1,000,000 Delaware Cnty., PA IDA RB, Wtr. Facs.,
             6.00%, 6/1/2029, (FGIC)............................        981,030
  1,000,000 Lehigh Cnty., PA IDA PCRRB, PA Pwr.
             & Light Co. Proj., Ser. B,
             6.40%, 9/1/2029, (MBIA)............................      1,022,600
            Pennsylvania HFA SFHRB:
  3,000,000  Ser. 52B,
             6.25%, 10/1/2024, (FHA)............................      3,017,100
  1,565,000  Ser. 54A,
             6.15%, 10/1/2022, (FHA)............................      1,539,584
     50,000 Pennsylvania Turnpike Commission RB,
             Ser. F,
             7.25%, 12/1/2017, (AMBAC)..........................         51,005
  2,505,000 Pittsburgh, PA GO, Ser. A,
             5.375% 9/1/2014, (FGIC)............................      2,451,143
  2,000,000 Pittsburgh, PA Wtr. & Swr. Auth. RB,
             Ser. C,
             5.00%, 9/1/2019, (FSA).............................      1,782,920
  1,000,000 York Cnty., PA Solid Wst. & Refuse Auth. RRB,
             5.50%, 12/1/2012, (FGIC)...........................      1,015,800
                                                                   ------------
                                                                     11,861,182
                                                                   ------------
            South Carolina - 1.7%
  2,300,000 Greenville Hosp. Sys., SC Hosp. Facs.
             RB, Ser. A,
             5.75%, 5/1/2014....................................      2,290,961
                                                                   ------------
            South Dakota - 0.7%
  1,000,000 South Dakota Hsg. Dev. Auth. RB,
             Home Ownership Mtge., Ser. G,
             5.95%, 5/1/2020....................................        974,590
                                                                   ------------
            Tennessee - 1.4%
  1,700,000 Knox Cnty., TN Hlth. Edl. & Hsg. Facs.
             RRB, Fort Sanders Alliance, 6.25%, 1/1/2013,
             (MBIA).............................................      1,814,461
                                                                   ------------
            Texas - 4.9%
  1,500,000 Austin, TX Arpt. Sys. RB, Priority Lien,
             Ser. A,
             6.125%, 11/15/2025, (MBIA).........................      1,495,110
  1,000,000 Houston, TX Wtr. Conveyance Sys.
             Contract COP, Ser. H,
             7.50%, 12/15/2014, (AMBAC).........................      1,188,020
  1,000,000 Matagorda Cnty., TX Navigation Dist. 1
             RRB, Reliant Energy Proj., Ser. B,
             5.95%, 5/1/2030....................................        927,410
  2,000,000 San Antonio, TX Arpt. Sys. RB,
             5.70%, 7/1/2011, (FGIC)............................      2,036,020
  1,000,000 Texas Dept. of Hsg. & Community
             Affairs RB, Ser. A,
             5.25%, 7/1/2018, (GNMA/FNMA).......................        902,100
                                                                   ------------
                                                                      6,548,660
                                                                   ------------
            Utah - 3.3%
  1,000,000 Salt Lake City, UT Arpt. RB, Ser. A,
             6.00%, 12/1/2012, (FGIC)...........................      1,028,350
            Utah HFA SFHRB:
  2,700,000  Ser. A-2, Class 2,
             5.35%, 7/1/2020, (FHA).............................      2,463,642
  1,000,000  Sr. Ser. E-1,
             5.375%, 7/1/2018, (FHA)............................        927,330
                                                                   ------------
                                                                      4,419,322
                                                                   ------------

                                   EVERGREEN
                         High Grade Municipal Bond Fund
                       Schedule of Investments (continued)
                         November 30, 1999 (Unaudited)

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Virginia - 1.1%
 $1,545,000 Virginia Hsg. Dev. Auth. Cmnwlth. Mtge. RB, Ser. D-
             2, 5.40%, 7/1/2021.................................   $  1,433,528
                                                                   ------------
            Washington - 0.7%
  1,000,000 Snohomish Cnty., WA Sch. Dist. 015 GO, Refunding,
             5.25%, 12/1/2015, (FGIC)...........................        947,140
                                                                   ------------
            West Virginia - 0.4%
    500,000 West Virginia Hsg. Dev. Fund RB, Ser. A, 6.05%,
             5/1/2027...........................................        504,425
                                                                   ------------
            Wisconsin - 4.8%
  4,500,000 Superior, WI Ltd. Obl. RRB, Midwest Energy, Ser. E,
             6.90%, 8/1/2021, (FGIC)............................      5,034,015
  1,500,000 Wisconsin Trans. RB, Unrefunded, Ser. B, 5.50%,
             7/1/2022...........................................      1,386,900
                                                                   ------------
                                                                      6,420,915
                                                                   ------------
            Puerto Rico - 0.7%
    400,000 Puerto Rico Cmnwlth. Hwy. & Trans. Auth. RB, Ser. Y,
             5.25%, 7/1/2015, (FSA).............................        388,788
    325,000 Puerto Rico Hsg. Bank & Fin. Agcy. SFHRB,
             6.10%, 10/1/2015,
             (GNMA/FNMA/FHLMC)..................................        326,511
    250,000 Puerto Rico Pub. Bldgs. Auth. RB, Ser. B, 5.00%,
             7/1/2012, (MBIA)...................................        245,188
                                                                   ------------
                                                                        960,487
                                                                   ------------
            Total Municipal Obligations (cost $127,571,012).....    126,684,816
                                                                   ------------

   Shares                                                             Value

 MUTUAL FUND SHARES - 1.1%
  1,516,953 Federated Municipal Obligations Fund, (cost
             $1,516,953)........................................   $  1,516,953
                                                                   ------------
 Principal
   Amount                                                             Value

 SHORT-TERM INVESTMENTS - 4.5%
            Alabama - 0.5%
 $  600,000 Stevenson, AL Indl. Dev. Board Envl. Impt. RB, Mead
             Corp. Proj., Ser. B, 3.85%, 12/1/1999, (LOC: First
             Natl. Bank) (b)....................................        600,000
                                                                   ------------
            California - 4.0%
            Alameda Cnty., CA IDA RB:
  3,875,000 Dicon Fiberoptics Inc. Proj.,
            Ser. A, 3.75%,
            12/2/1999, (b)......................................      3,875,000
  1,500,000 Plyproperties Proj., Ser. A,
            3.75%, 12/2/1999, (b)...............................      1,500,000
                                                                   ------------
                                                                      5,375,000
                                                                   ------------
            Total Short-Term Investments (cost $5,975,000)......      5,975,000
                                                                   ------------

            Total Investments -(cost $135,062,965).......   100.5%  134,176,769
            Other Assets and Liabilities - net...........    (0.5)     (722,799)
                                                            -----  ------------
            Net Assets...................................   100.0% $133,453,970
                                                            =====  ============

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of debt securities to meet their obligations may be af-fected by economic developments in a specific industry or municipality. In or-der to reduce risk associated with such economic developments, at November 30, 1999, 76.6% of the securities, as a percentage of net assets, are backed by bond insurance of various financial institutions and financial guaranty assur-ance agencies. At November 30, 1999, the Fund had the following portions of its securities backed by bond insurance of the following financial institutions representing more than 5% of net assets:

MBIA                                                                     22.2%
FGIC                                                                     18.9%
AMBAC                                                                    16.8%
FSA                                                                       7.4%
FHA                                                                       6.4%

(a) Effective yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(b) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued in-terest upon surrendering the security to the issuing agent.
(c) At November 30, 1999, 3,000,000 principal amount of this security was pledged to cover margin requirements for open futures contracts.

                                   EVERGREEN
                         High Grade Municipal Bond Fund
                       Schedule of Investments (continued)
                         November 30, 1999 (Unaudited)

Summary of Abbreviations:

 AMBAC  Insured by American Municipal Bond Assurance Corporation
 COP    Certificates of Participation
 EDA    Economic Development Authority
 FGIC   Insured by Financial Guaranty Insurance Corporation
 FHA    Federal Housing Authority
 FHLMC  Guaranteed by Federal Home Loan Mortgage Corporation
 FNMA   Guaranteed by Federal National Mortgage Association
 FSA    Insured by Financial Security Assurance Corporation
 GNMA   Guaranteed by Government National Mortgage Association
 GO     General Obligation
 HFA    Housing Finance Authority
 IBC    Insured Bond Certification
 IDA    Industrial Development Authority
 IFA    Industrial Finance Agency
 LILCo. Long Island Lighting Company
 LOC    Letter of Credit
 MBIA   Insured by Municipal Bond Investors Assurance Corporation
 MHRB   Multifamily Housing Revenue Bond
 MHRRB  Multifamily Housing Refunding Revenue Bond
 PCRB   Pollution Control Revenue Bond
 PCRRB  Pollution Control Refunding Revenue Bond
 RB     Revenue Bond
 RRB    Refunding Revenue Bond
 SFHRB  Single Family Housing Revenue Bond
 TCRS   Transferable Custody Receipts

Futures Contracts - Short Positions

            Number of                      Initial Contract     Value at      Unrealized
Expiration  Contracts     Description           Amount      November 30, 1999    Loss
----------------------------------------------------------------------------------------
December-
 1999           36    Municipal Bond Index    $3,915,562       $3,960,000      $44,438


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Municipal Bond Fund
                            Schedule of Investments
                         November 30, 1999 (Unaudited)

  Principal
  Amount                                                             Value
 MUNICIPAL OBLIGATIONS - 96.0%
             Alabama - 1.5%
 $ 1,875,000 Alabama, HFA, SFHRB, Ser. D-1, 6.00%, 10/1/2016,
              (GNMA)..........................................   $    1,900,538
     655,000 Birmingham, AL, Arpt. Auth. RB, 5.625%, 7/1/2026,
              (MBIA)..........................................          635,212
   3,895,000 Jefferson Cnty., AL, Board of Ed. Capital Outlay,
              Sch. Warrants, Ser. A,
              5.80%, 2/15/2020, (FSA).........................        3,844,482
   9,900,000 Jefferson Cnty., AL, Swr. RB, Ser. A54, 7.22%,
              2/15/2020, (d)..................................        9,437,868
                                                                 --------------
                                                                     15,818,100
                                                                 --------------
             Alaska - 1.8%
  15,000,000 Alaska, Energy Auth., Util. RB, Linked
              Bulls/Bears FRN, 6.60%, 7/1/2015, (FSA) (c).....       16,396,950
   2,000,000 Alaska, Int'l. Arpt. RB, Ser. A, 5.125%,
              10/1/2015, (AMBAC)..............................        1,843,720
                                                                 --------------
                                                                     18,240,670
                                                                 --------------
             Arizona - 1.0%
     850,000 Chandler, AZ, Wtr. & Swr. RB, 6.75%, 7/1/2006,
              (FGIC)..........................................          889,346
   6,000,000 Maricopa Cnty., AZ, Elementary Sch. Dist. 69, GO,
              Ser. C, 8.125%, 1/1/2010, (MBIA)................        7,346,880
   2,030,000 Pima Cnty., AZ, Unified Sch. Dist. 1, GO,
              Refunding,
              7.50%, 7/1/2003, (FGIC).........................        2,226,281
                                                                 --------------
                                                                     10,462,507
                                                                 --------------
             California - 4.3%
   1,500,000 Abag, CA, Rhoda Haas Goldman Plaza, Fin. Auth.
              for Non Profit Corp., COP,
              5.125%, 5/15/2015,
              (CA Mtge. Insured)..............................        1,399,005
   1,000,000 Anaheim, CA, Pub. Fin. Auth. Lease RB, Pub. Impt.
              Proj., Ser. C, 6.00%, 9/1/2016, (FSA)...........        1,053,040
   2,500,000 California, GO, Veteran's Bonds, Ser. BH,
              5.50%, 12/1/2018................................        2,370,275
             California, HFA RB:
  12,000,000  Ser. D,
              5.85%, 8/1/2017.................................       12,069,240
   1,920,000 Ser. H,
              6.25%, 8/1/2027, (FHA)..........................        1,935,111
             California, Pub. Works Board, Lease RB:
   4,925,000 CA State Univ.,
              5.50%, 10/1/2014, (MBIA/IBC)....................        4,955,387
   3,700,000 State Prison, Ser. E,
              5.50%, 6/1/2015.................................        3,692,341
   2,000,000 California, Rural Home Mtge. Fin. Auth. SFHRB,
              Ser. A, 6.35%, 12/1/2029, (GNMA/FNMA/FHLMC).....        2,065,640
   1,300,000 Poway, CA, Community Facs. Dist., Spl. Tax,
              Refunding, Parkway Business Ctr.,
              6.75%, 8/15/2015................................        1,347,957
   2,000,000 Riverside Cnty., CA, Pub. Fin. Auth. COP,
              5.75%, 5/15/2019................................        1,896,860
     200,000 San Francisco, CA, Bldg. Auth., Lease RB, San
              Francisco Civic Ctr. Complex, Ser. A,
              5.25%, 12/1/2016, (AMBAC).......................          192,600
   2,000,000 San Jose, CA, Redev. Agcy., Tax Allocation,
              Merged Area Redev. Proj., Ser. B,
              5.75%, 8/1/2011.................................        2,067,040
     400,000 San Juan, CA, MSR Pub. Pwr. Agcy. RB, Ser. E,
              6.75%, 7/1/2011, (MBIA).........................          420,936
  10,000,000 Southern CA, Pub. Pwr. Auth., Transmission Proj.
              RB, 0.00%, 7/1/2015,
              (Eff. Yield 5.93%) (FGIC) (b)...................        4,172,800
              Victor Valley, CA, Joint Unified High Sch.
              Dist., Capital Appreciation, GO:
   3,780,000  0.00%, 9/1/2011,
              (Eff. Yield 5.59%) (MBIA) (b)...................        2,037,949
   4,450,000  0.00%, 9/1/2013,
              (Eff. Yield 5.37%) (MBIA) (b)...................        2,102,536
     625,000 Vista, CA, Community Dev. Commission, Tax
              Allocation, Vista Redev. Proj. Area,
              6.00%, 9/1/2010, (MBIA).........................          674,794
                                                                 --------------
                                                                     44,453,511
                                                                 --------------
             Colorado - 6.8%
   4,000,000 Arapahoe Cnty., CO, SFHRB, 0.00%, 9/1/2010,
              (Eff. Yield 5.82%) (b)..........................        2,202,840
   9,795,000 Colorado East 470 Pub. Hwy. Auth.
              RB, Capital Appreciation, Sr. Ser. B,
              0.00%, 9/1/2013,
              (Eff. Yield 5.30%) (b) (MBIA)...................        4,530,089
             Colorado, HFA, SFHRB:
   2,275,000  Ser. A-2,
              6.60%, 5/1/2028.................................        2,369,003
   2,995,000  Ser. B-2,
              6.40%, 11/1/2024................................        3,090,211
             Denver, CO, City & Cnty. Arpt. RB:
     140,000  Prerefunded Balance, Ser. A,
              8.00%, 11/15/2025...............................          149,288
     865,000  Prerefunded Balance, Ser. B,
              7.25%, 11/15/2012...............................          943,663
   8,200,000  Ser. D,
              7.75%, 11/15/2013...............................        9,614,500
              Unrefunded Balance, Ser. A:
   5,480,000  7.50%, 11/15/2023...............................        6,020,383
   1,300,000  8.00%, 11/15/2025...............................        1,363,349
   8,060,000  8.75%, 11/15/2023...............................        8,753,160
   3,385,000  Unrefunded Balance, Ser. B,
              7.25%, 11/15/2012...............................        3,620,021
   9,700,000  Unrefunded Balance, Ser. D
              7.75%, 11/15/2021...............................       10,318,860

                                   EVERGREEN
                              Municipal Bond Fund
                       Schedule of Investments(continued)
                         November 30, 1999 (Unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Colorado - continued
 $ 8,000,000 Douglas Cnty., CO, Sch. Dist. 1 RB, Prerefunded,
              Ser. A,
              6.50%, 12/15/2016, (MBIA).......................   $    8,732,000
             El Paso Cnty., CO, GO, Sch. Dist. 11, Colorado
              Springs:
   2,310,000  6.50%, 12/1/2012................................        2,545,089
   2,000,000  7.10%, 12/1/2013................................        2,313,780
   1,000,000  7.10%, 12/1/2016................................        1,147,550
   2,250,000 Larimer Cnty., CO, GO, Sch. Dist. 1
              7.00%, 12/15/2016, (MBIA/IBC)...................        2,550,172
                                                                 --------------
                                                                     70,263,958
                                                                 --------------
             Delaware - 0.2%
   1,600,000 Delaware, Hlth. Facs. Auth. RRB,
              Med. Ctr. of DE,
              7.00%, 10/1/2015, (MBIA)........................        1,747,696
                                                                 --------------
             District of Columbia - 1.0%
   1,500,000 District of Columbia, American Assn. for the
              Advancement of Science RB,
              5.25%, 1/1/2016, (AMBAC)........................        1,403,985
   5,000,000 District of Columbia, GO, Refunding, Ser. B,
              5.50%, 6/1/2014, (FSA)..........................        4,936,150
   3,765,000 District of Columbia, Hosp. RRB, Medatlantic
              Healthcare Group, Ser. A,
              6.00%, 8/15/2011, (MBIA)........................        3,978,814
                                                                 --------------
                                                                     10,318,949
                                                                 --------------
             Florida - 3.1%
   4,320,000 Broward Cnty., FL, Arpt. Sys. RB, Passenger Fac.
              Convertible Lien, Ser. H1,
              5.25%, 10/1/2015, (AMBAC).......................        4,097,131
     435,000 Gainesville, FL, Util. Sys. RB, Ser. B, 7.50%,
              10/1/2008.......................................          511,808
     345,000 Hillsborough Cnty., FL, HFA, SFHRB, Ser. A,
              7.30%, 4/1/2022, (GNMA).........................          353,408
   3,580,000 Jacksonville, FL, GO, Jacksonville Transit Auth.,
              9.20%, 1/1/2015.................................        4,787,749
             Lee Cnty., FL, IDA Hlth. Care Facs. RB:
     300,000  Ser. B,
              7.00%, 10/1/2011, (MBIA)........................          317,979
             Shell Point Village Proj., Ser. A:
   2,500,000  5.50%, 11/15/2021...............................        2,129,575
   5,900,000  5.50%, 11/15/2029...............................        4,853,222
   5,000,000 North Port, FL Util. RB,
              6.25%, 10/1/2022, (FGIC)........................        5,337,000
     495,000 Orange Cnty., FL, HFA SFHRB, Ser. B,
              6.85%, 10/1/2027, (GNMA/FNMA)...................          510,414
   2,000,000 Orange Cnty., FL, Hlth. Facs. Auth. RB, Orlando
              Reg'l. Healthcare, Ser. A,
              6.25%, 10/1/2018, (MBIA)........................        2,121,040
   2,960,000 Orlando-Orange Cnty., FL, Expressway Auth. RB,
              Jr. Lien, 8.25%, 7/1/2015, (FGIC)...............        3,793,270
   3,600,000 Palm Beach Cnty. FL, Hlth. Facs. Auth. RB, Acts
              Retirement Life Communities,
              5.125%, 11/15/2029..............................        2,918,340
     500,000 Tampa, FL, Allegheny Hlth. Sys. RB, St. Joseph's
              Hosp.,
              6.50%, 12/1/2023................................          550,635
                                                                 --------------
                                                                     32,281,571
                                                                 --------------
             Georgia - 4.2%
   5,000,000 Fulton Cnty., GA, Dev. Auth. Spl. Facs. RB, Delta
              Airlines, Inc. Proj., 5.45%, 5/1/2023...........        4,361,850
             Georgia, GO:
   5,000,000  Refunding, Ser. E,
              5.50%, 7/1/2003.................................        5,176,700
  10,700,000  Ser. C,
              5.25%, 4/1/2011.................................       10,826,795
   7,320,000  Ser. D,
              5.80%, 11/1/2002................................        7,621,218
   9,800,000 Georgia, Muni. Elec. Auth., RB, Ser. B,
              6.375%, 1/1/2016................................       10,447,094
   4,255,000 Metropolitan Atlanta Rapid Transit Auth., GA,
              Sales Tax RRB, Ser. P, 6.25%, 7/1/2011,
              (AMBAC).........................................        4,663,054
                                                                 --------------
                                                                     43,096,711
                                                                 --------------
             Hawaii - 0.5%
   2,000,000 Hawaii, Dept. Budget & Fin. RRB, Hawaiian Elec.
              Co., Ser. B, 5.75%, 12/1/2018, (AMBAC)..........        1,966,000
   4,060,000 Hawaii, Hsg. Fin. & Dev. Corp. SFHRB, Ser. C,
              5.35%, 7/1/2020, (FNMA).........................        3,718,879
                                                                 --------------
                                                                      5,684,879
                                                                 --------------
             Idaho - 0.0%
     465,000 Idaho, HFA, SFHRB, Sr. Ser. D1, 8.00%, 1/1/2020,
              (FHA)...........................................          494,904
                                                                 --------------
             Illinois - 6.5%
  12,000,000 Chicago, IL, Capital Appreciation GO, City
              Colleges,
              0.00%, 1/1/2014, (Eff. Yield 5.80%) (FGIC) (b)..        5,350,920
  12,900,000 Chicago, IL, O'Hare Int'l. Arpt. RB, United Air
              Lines, Inc. Proj., Ser. A, 5.35%, 9/1/2016......       11,362,320
   1,880,000 Chicago, IL, SFHRB, Ser. B,
              6.95%, 9/1/2028, (GNMA/FNMA/FHLMC)..............        1,972,007
   6,000,000 Cook Cnty., IL, GO, Refunding,
              Ser. A,
              5.625%, 11/15/2022, (MBIA)......................        5,742,900
   3,000,000 Illinois Hlth. Facs. Auth. RB, Centegra Hlth.
              Sys. Proj.,
              5.25%, 9/1/2024, (AMBAC)........................        2,662,230

                                   EVERGREEN
                              Municipal Bond Fund
                       Schedule of Investments (continued)
                         November 30, 1999 (Unaudited)

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - continued
             Illinois - continued
 $ 4,000,000 Illinois, Dev. Fin. Auth., PCRB, Edison Co.
              Proj., Ser. D,
              6.75%, 3/1/2015, (AMBAC)........................   $    4,319,080
   5,575,000 Illinois, Reg'l. Transport Auth. RB, Ser. A,
              6.125%, 6/1/2022, (AMBAC).......................        5,798,502
  10,500,000 Illinois, Sales Tax RB, Ser. P,
              6.50%, 6/15/2022................................       11,126,010
   2,965,000 Kankakee, IL, Swr. RRB,
              6.875%, 5/1/2011, (FGIC)........................        3,233,214
   3,000,000 Metropolitan Fair & Exposition Auth. IL RB, Ser.
              A, 5.00%, 6/1/2015, (BIG).......................        2,762,580
   5,960,000 Metropolitan Pier & Exposition Auth. IL RB,
              Prerefunded,
              6.50%, 6/15/2027................................        6,441,032
   4,950,000 Quincy, IL, RB, Blessing Hosp. Proj., 6.00%,
              11/15/2018......................................        4,916,587
   1,760,000 Southwestern IL, Dev. Auth. RB, Anderson Hosp.
              Proj., 5.625%, 8/15/2029........................        1,511,294
                                                                 --------------
                                                                     67,198,676
                                                                 --------------
             Indiana - 1.0%
   3,000,000 Goshen, IN, RB, Greencroft
              Obl. Group,
              5.75%, 8/15/2028................................        2,577,630
   6,800,000 Indiana, HFA, SFHRB, Ser. A3,
              5.375%, 1/1/2023, (FNMA/GNMA)...................        6,224,788
   1,640,000 St. Joseph Cnty., IN, Edl. Facs. RB, Univ. of
              Notre Dame du Lac Proj.,
              6.50%, 3/1/2026.................................        1,793,602
                                                                 --------------
                                                                     10,596,020
                                                                 --------------
             Kansas - 0.7%
   2,000,000 Burlington, KS, PCRRB, KS Gas & Elec. Co. Proj.,
              7.00%, 6/1/2031, (MBIA).........................        2,101,760
   1,500,000 Manhattan, KS, Hlth. Care Fac. RB,
              Meadowlark Hills Retirement Proj., 6.50%,
              5/15/2028.......................................        1,399,200
   4,000,000 Wichita, KS, Hosp. RRB, Facs. Impt., Ser 11,
              6.75%, 11/15/2019...............................        4,139,200
                                                                 --------------
                                                                      7,640,160
                                                                 --------------
             Kentucky - 0.3%
   3,000,000 Carroll Cnty., KY, PCRB, KY Util. Co., Ser. A,
              7.45%, 9/15/2016................................        3,244,830
                                                                 --------------
             Louisiana - 1.7%
   4,085,000 Jefferson Parish, LA Hosp. Dist. 2 Hosp. RB,
             5.25%, 7/1/2014, (FSA)...........................        3,927,891
   5,755,000 Jefferson, LA, Sales Tax Dist. RRB, Capital
              Appreciation, 0.00%, 12/1/2016,
              (Eff. Yield 5.52%) (FSA) (b)....................        2,142,356
             Louisiana, Pub. Facs. Auth., Hosp. RB:
   5,000,000 Franciscan Missionaries, Refunding, Ser. A,
              5.50%, 7/1/2010.................................        5,100,250
   3,000,000 Touro Infirmary Proj., Ser. A,
              5.50%, 8/15/2019................................        2,632,830
              New Orleans, LA, GO, Capital Appreciation,
              Refunding:
   6,960,000 0.00%, 9/1/2014,
             (Eff. Yield 6.05%) (AMBAC) (b)...................        3,030,245
   2,800,000 0.00%, 9/1/2015,
             (Eff. Yield 5.65%) (AMBAC) (b)...................        1,134,700
                                                                 --------------
                                                                     17,968,272
                                                                 --------------
             Maine - 0.4%
   4,000,000 Maine, HFA Mtge. Purchase, RB, Ser. C2,
              6.05%, 11/15/2028...............................        3,940,760
                                                                 --------------
             Massachusetts - 7.5%
     305,000 Gloucester, MA, GO,
              5.25%, 7/15/2015, (MBIA)........................          293,657
     250,000 Lowell, MA, GO,
              5.50%, 12/15/2015, (AMBAC)......................          248,940
             Massachusetts, Dev. Fin. Agcy. RB:
   3,240,000  Curry College, Ser. A,
              5.50%, 3/1/2029, (ACA)..........................         2,927,145
   2,000,000  Eastern Nazarine College,
              5.625%, 4/1/2029.................................        1,781,340
   2,500,000  New England Ctr. for Children,
              5.875%, 11/1/2018................................        2,336,300
   1,240,000  Regis College,
              5.25%, 10/1/2018.................................        1,105,026
   2,510,000  YMCA Greater Boston Issue,
              5.35%, 11/1/2019.................................        2,262,464
     400,000 Massachusetts, Edl. Fin. Auth. RRB, Ser. A
              4.80%, 7/1/2012, (AMBAC).........................          375,148
             Massachusetts, HFA SFHRB:
     285,000  Ser. 52, 6.00%, 6/1/2014.........................          287,639
   2,085,000  Ser. 73,
              5.90%, 12/1/2019, (FSA)..........................        2,048,992
             Massachusetts, Hlth. & Edl. Facs. Auth. RB:
   5,450,000  Boston Med. Ctr., Ser. A,
              5.25%, 7/1/2014, (MBIA)..........................        5,250,857
   2,250,000  Cape Cod Healthcare, Ser. B,
              5.45%, 11/15/2023................................        1,940,648
   5,200,000  Jordan Hosp., Ser. D,
              5.25%, 10/1/2023.................................        4,362,228
   3,000,000  Milford-Whitinsville Reg'l. Hosp., Ser. C,
              5.25%, 7/15/2018.................................        2,499,030
     700,000  Milton Hosp., Ser. B,
              7.25%, 7/1/2005, (MBIA)..........................          725,368
     500,000  North Adams Reg'l. Hosp., Ser. C,
              6.75%, 7/1/2009..................................          518,385

                                   EVERGREEN
                              Municipal Bond Fund
                       Schedule of Investments (continued)
                         November 30, 1999 (Unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Massachusetts - continued
             Massachusetts, Hlth. & Edl. Facs.
              Auth. RB - continued:
              South Shore Hosp., Ser. F:
 $ 1,000,000  5.625%, 7/1/2019................................   $      934,190
   4,000,000  5.75%, 7/1/2029.................................        3,736,680
   2,000,000  St. Mem. Med. Ctr., Ser. A,
              6.00%, 10/1/2023................................        1,750,740
             Massachusetts, IFA, RB:
   5,000,000  Refunding, Ogden Haverhill Proj., Ser. A,
              5.60%, 12/1/2019................................        4,398,900
     250,000  Wentworth Institute of Technology,
              5.55%, 10/1/2013................................          239,053
  14,000,000 Massachusetts, Muni. Wholesale Elec. Copower
              Supply Sys. RB,
              5.45%, 7/1/2018, (c)............................       13,233,640
             Massachusetts, Port Auth. RB:
   5,120,000  Refunding, Ser. A,
              5.50%, 7/1/2014.................................        5,104,486
     400,000  Spl. Facs. Bosfuel Proj.,
              5.30%, 7/1/2008, (MBIA).........................          403,548
             Massachusetts, Wtr. Pollution Abatement RB:
     125,000  Loan Program, Ser. A,
              6.375%, 2/1/2015................................          131,571
   5,000,000  Pool Loan Proj., Ser. 3,
              5.625%, 2/1/2016................................        4,996,950
             MBTA, Gen. Trans. Sys., RB:
   7,950,000  Refunding, Ser. A,
              6.25%, 3/1/2012..................................       8,630,679
   2,125,000  Refunding, Ser. B,
              6.20%, 3/1/2016..................................       2,234,841
   1,950,000  Ser. A, 7.00%, 3/1/2021, (MBIA)..................       2,193,984
     500,000 Methuen, MA GO,
              5.625%, 11/15/2015, (FSA).......................          502,950
     300,000 Worcester, MA GO, Muni. Purpose Loan, Ser. A,
              5.25%, 8/1/2012, (AMBAC)........................          297,516
                                                                 --------------
                                                                     77,752,895
                                                                 --------------
             Michigan - 3.3%
   3,965,000 Chelsea, MI, EDA RRB, United Methodist Retirement
              Proj., 5.40%, 11/15/2027........................        3,223,981
   2,000,000 Michigan Muni. Bond Auth. RB, Drinking Wtr.
              Revolving Fund,
              5.50%, 10/1/2019................................        1,925,120
  10,000,000 Michigan, Hosp. Fin. Auth. RRB, Oakwood Hosp.
              Obl. Group, Ser. A,
              5.625%, 11/1/2018...............................        9,732,900
  10,000,000 Monroe Cnty., MI EDA, Ltd. Obl. RRB, Detroit
              Edison Co., 6.95%, 9/1/2022, (FGIC).............       11,510,900
              Wayne Charter Cnty., MI, Arpt. RB, Ser. A:
   5,000,000  5.25%, 12/1/2014................................        4,741,400
   3,500,000  5.25%, 12/1/2018, (MBIA)........................        3,223,430
                                                                 --------------
                                                                     34,357,731
                                                                 --------------
             Mississipi - 1.2%
   1,000,000 Harrison Cnty., MS, Wst. Wtr. Treatment Mgmt.
              Dist. RRB, Wst. Wtr. Treatment Facs., Ser. A,
              8.50%, 2/1/2013, (FGIC).........................        1,307,070
             Mississippi, Business Fin. Corp., PCRB
              Energy Resource, Inc. Proj.:
   5,000,000  5.875%, 4/1/2022................................        4,425,200
   4,650,000  5.90%, 5/1/2022.................................        4,127,944
   1,995,000 Mississippi, Home Corp., SFHRB, Ser. B, Class 7,
              6.20%, 6/1/2030, (FNMA/GNMA)....................        2,037,095
                                                                 --------------
                                                                     11,897,309
                                                                 --------------
             Missouri - 2.4%
   5,650,000 Bridgeton, MO, IDA, Sr. Hsg. RB, Sarah Community
              Proj., 5.80%, 5/1/2018..........................        5,116,244
     500,000 Cape Girardeau Cnty., MO, IDA Solid Wst. Disp.
              RB, Procter & Gamble Paper Prod. Proj.,
              5.30%, 5/15/2028................................          449,995
     600,000 Kansas City, MO, Muni. Assistance Corp. RRB,
              Leasehold, Ser. A,
              5.125%, 4/15/2015, (MBIA).......................          563,784
     500,000 Missouri, COP, Psychiatric Rehab Ctr. Proj., Ser.
              A, 6.00%, 11/1/2015.............................          512,190
             Missouri, Env. Impt. & Energy Resource Auth.,
              Wtr. PCRB:
   1,000,000  Kansas City, Ser. A,
              5.75%, 1/1/2016.................................        1,008,300
     600,000  Ser. B, 7.20%, 7/1/2016.........................          662,178
     520,000  Ser. E, 5.125%, 1/1/2019........................          479,227
   1,000,000 Missouri, Higher Ed. Student Loan RB, Sub. Ser.
              F, 6.75%, 2/15/2009.............................        1,028,870
             Missouri, Hlth. & Edl. Facs. Auth. RB:
   1,000,000  Bethesda Hlth. Group Proj., Ser. A,
              7.50%, 8/15/2012................................        1,066,340
     500,000  BJC Hlth. Sys., Ser. A,
              6.50%, 5/15/2020................................          544,300
     250,000  Jefferson Mem. Hosp. Obl. Group,
              6.80%, 5/15/2025................................          254,068
     750,000  Maryville Univ. of St. Louis Proj.,
              5.75%, 6/15/2017................................          711,900
     100,000  Unrefunded Balance,
              6.50%, 2/15/2021................................          101,126

                                   EVERGREEN
                              Municipal Bond Fund
                       Schedule of Investments (continued)
                         November 30, 1999 (Unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Missouri - continued
             Missouri, Hsg. Community Mtge. RB:
 $   180,000  SFHRB, Ser. A,
              7.125%, 12/1/2014, (FNMA/GNMA)..................   $      192,126
              SFHRB, Ser. B:
     400,000  6.25%, 9/1/2015, (FNMA/GNMA)....................          406,408
   1,790,000  6.45%, 9/1/2027, (FNMA/GNMA)....................        1,817,226
     490,000  SFHRB, Ser. D2,
              6.50%, 9/1/2029, (FNMA/GNMA)....................          512,653
             Sikeston, MO, Elec. RRB:
     325,000  6.00%, 6/1/2014, (MBIA).........................          343,421
     500,000  6.00%, 6/1/2015, (MBIA).........................          523,710
     495,000 St. Louis Cnty., MO, IDA Hlth. Facs. RB,
              Mother of Perpetual Help,
              6.40%, 8/1/2035, (GNMA).........................          512,241
     700,000 St. Louis, MO, Land Clearance Redev. Auth.
              RRB, Kiel Site Lease, Ser. B,
              5.125%, 7/1/2013, (MBIA)........................          671,853
     950,000 St. Louis, MO, Muni. Fin. Corp. Leasehold RB,
              Impt. City Justice Ctr., Ser. A,
              5.75%, 2/15/2011, (AMBAC).......................          979,963
     500,000 St. Louis, MO, Wtr. RRB
              4.75%, 7/1/2014, (AMBAC)........................          453,835
   4,000,000 Valley Park, MO, IDA Sr. Hsg. RB,
              Cape Albeon Proj.,
              6.15%, 12/1/2033................................        3,510,120
             West Plains, MO, IDA, Hosp. RB,
              Ozarks Med. Ctr. Proj:
   1,150,000  5.65%, 11/15/2022...............................          952,327
   1,625,000  6.75%, 11/15/2024...............................        1,531,806
                                                                 --------------
                                                                     24,906,211
                                                                 --------------
             Nebraska - 1.0%
   5,635,000 Nebraska, IFA SFHRB, Ser. F,
              5.60%, 9/1/2020, (GNMA/FNMA/FHLMC)..............        5,362,548
   5,000,000 Nebraska, Pub. Pwr. Dist. RB,
              6.125%, 1/1/2015................................        5,313,600
                                                                 --------------
                                                                     10,676,148
                                                                 --------------
             Nevada - 1.1%
  11,800,000 Clark Cnty., NV, IDRB, NV Pwr. Co.
              Proj., Ser. A,
              5.60%, 10/1/2030................................       10,322,050
   1,000,000 Las Vegas, NV, New Convention &
              Visitors Auth. RB,
              5.75%, 7/1/2015, (AMBAC)........................        1,003,880
                                                                 --------------
                                                                     11,325,930
                                                                 --------------
             New Hampshire - 0.3%
   3,155,000 New Hampshire, Higher Ed. & Hlth. Facs.
              Auth. RB, Frisbie Mem. Hosp.,
              6.125%, 10/1/2013...............................        3,075,810
                                                                 --------------

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             New Jersey - 1.2%
 $ 1,000,000 Gloucester Cnty., NJ, Impt. Auth., Solid Wst.
              Resource Recovery RB, Ser. A,
              8.125%, 7/1/2010,
              (LOC: Fuji Bank Ltd.)...........................   $    1,003,300
   6,400,000 New Jersey, EDA Spl. Facs. RB, Continental
              Airlines, Inc. Proj.,
              6.25%, 9/15/2019................................        6,153,728
             New Jersey, Hlth. Care Facs. Fin. Auth. RB:
     570,000  Prerefunded,
              6.125%, 7/1/2012, (AMBAC).......................          614,255
     430,000  Unrefunded,
              6.125%, 7/1/2012, (AMBAC).......................          452,631
   3,000,000 New Jersey, Trans. Trust Fund Auth. RB,
              Trans. Sys. Ser. A,
              5.75%, 6/15/2015................................        3,068,130
   1,055,000 Salem Cnty., NJ, PCRB, E.I. Du Pont-Chambers
              Works Proj., Ser. A,
              6.50%, 11/15/2021...............................        1,102,981
                                                                 --------------
                                                                     12,395,025
                                                                 --------------
             New Mexico - 1.7%
   1,500,000 Albuquerque, NM, Hosp. Sys. RRB, Ser. A,
              6.375%, 8/1/2007, (MBIA)........................        1,576,980
             Farmington, NM, PCRRB:
  10,000,000  Pub. Svc. Co. of San Juan, Ser. C,
              5.70%, 12/1/2016, (AMBAC).......................        9,978,400
   5,000,000 Southern CA Edison Co., Ser. A,
              5.875%, 6/1/2023, (MBIA)........................        5,057,200
   1,000,000 Univ. of NM, RRB, Ser. A,
              6.00%, 6/1/2021.................................        1,011,880
                                                                 --------------
                                                                     17,624,460
                                                                 --------------
             New York - 10.6%
             Huntington, NY, HFA Sr. Hsg. Facs.
              RB, Gurwin Jewish Sr.
              Residences, Ser. A:
   1,000,000  6.00%, 5/1/2029.................................          904,590
   3,000,000  6.00%, 5/1/2039.................................        2,672,130
             Metropolitan Trans. Auth., NY,
              Trans. Facs. RB:
  10,000,000  Ser. A,
              5.70%, 7/1/2017, (MBIA).........................        9,911,900
  11,600,000  Svc. Contract, Ser. 7,
              5.625%, 7/1/2016................................       11,312,784
   9,360,000  Svc. Contract, Ser. R,
              5.50%, 7/1/2017.................................        8,933,559
  14,900,000 New York City, NY, Muni. Wtr. Fin.
              Auth., Wtr. & Swr. Sys. RB, Ser. A65,
              7.22%, 6/15/29, (a)(d)..........................       14,115,366

                                   EVERGREEN
                              Municipal Bond Fund
                       Schedule of Investments (continued)
                         November 30, 1999 (Unaudited)

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             New York - continued
             New York City, NY, GO:
              Prerefunded, Ser. A:
 $    40,000  5.75%, 8/1/2010, (FGIC)...........................  $       41,864
     160,000  7.75%, 8/15/2008..................................         171,419
      85,000  7.75%, 8/15/2014..................................          91,066
     135,000  7.75%, 8/15/2015..................................         144,635
   3,755,000  Ser. F,
              5.25%, 8/1/2012, (FGIC)...........................       3,703,519
              Ser. J:
   2,500,000  5.25%, 5/15/2009, (FSA)...........................       2,518,450
   4,500,000  5.875%, 2/15/2019.................................       4,440,960
              Unrefunded, Ser. A:
      90,000  7.75%, 8/15/2008..................................          95,887
      55,000  7.75%, 8/15/2014..................................          58,364
      85,000  7.75%, 8/15/2015..................................          90,085
   2,500,000 New York City, NY, Hlth. & Hosp. Corp. RB, Hlth.
              Sys., Ser. A,
              5.25%, 2/15/2017..................................       2,209,675
     500,000 New York City, NY, IDA Spl. Facs. RB, American
              Airlines, Inc. Proj.,
              5.40%, 7/1/2019...................................         456,035
             New York, Dormitory Auth. RB:
   3,980,000  City Univ. Sys., Ser. D,
              7.00%, 7/1/2009, (FGIC)...........................       4,430,257
   2,500,000  Secured Hosp., Interfaith Med. Ctr., Ser. D,
              5.25%, 2/15/2016..................................       2,247,350
   8,000,000 New York, Energy Research & Dev. Auth., PCRB,
              LILCo. Proj. Ser. B,
              5.15%, 3/1/2000...................................       7,222,720
     545,000 New York, Env. Facs. Corp., PCRB, Wtr. Revolving
              Fund, Unrefunded, Ser. E,
              6.875%, 6/15/2010.................................         574,141
   7,000,000 New York, Hsg. Corp. RB, Ser. A,
              0.00%, 11/1/2010,
              (Eff. Yield 6.17%) (b)............................       6,878,340
             New York, Med. Care Facs., Fin. Agcy. RB:
   3,575,000  Hlth. Ctr. Proj., Ser. A,
              6.375%, 11/15/2019, (AMBAC).......................       3,758,153
      30,000  Unrefunded, Ser. E,
              6.375%, 8/15/2014, (FGIC).........................          31,831
   4,000,000 New York, Mtge. Agcy. RB, Homeowener Mtge., Ser.
              27,
              6.90%, 4/1/2015...................................       4,183,720
             New York, Mtge. Agcy. RB:
   5,500,000  Ser. 71,
             .5.40%, 4/1/2029...................................       4,969,800
   4,000,000 Ser. 82,
             .5.65%, 4/1/2030...................................       3,726,200
   3,000,000 Ser. 86,
             .5.95%, 10/1/2020..................................       2,933,220
   5,000,000 New York, Thruway Auth. Svc. Contract RB, Local
              Hwy. & Bridge Proj., Ser. A2,
              5.25%, 4/1/2015, (MBIA)...........................       4,811,150

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             New York - continued
 $ 1,175,000 New York, Urban Dev. Corp. RRB, Correctional
              Facs., Ser. A,
              6.50%, 1/1/2009.................................   $    1,279,916
     500,000 Niagara Falls, NY, Pub. Impt. GO
              7.50%, 3/1/2014, (MBIA).........................          602,800
     400,000 Triborough Bridge & Tunnel Auth., NY, Spl. Obl.,
              RRB, Ser. A,
              5.25%, 1/1/2014, (FGIC).........................          389,508
                                                                 --------------
                                                                    109,911,394
                                                                 --------------
             North Dakota - 1.7%
             North Dakota, HFA RB, Hsg. Fin. Program, Home
              Mtge.:
  14,000,000  Ser. B,
              5.50%, 7/1/2029, (MBIA).........................       12,837,160
   4,945,000  Ser. C,
              5.55%, 7/1/2029.................................        4,561,614
                                                                 --------------
                                                                     17,398,774
                                                                 --------------
             Ohio - 0.7%
   2,000,000 Adams Cnty., OH, Valley Local Sch. Dist. GO,
              7.00%, 12/1/2015, (MBIA)........................        2,304,820
   2,000,000 Butler Cnty., OH, Trans. Impt. Dist. RB, Ser. A,
              6.00%, 4/1/2012, (FSA)..........................        2,100,340
   2,500,000 Montgomery Cnty., OH, Hosp. RRB, Kettering Med.
              Ctr.,
              6.25%, 4/1/2020, (MBIA).........................        2,623,850
                                                                 --------------
                                                                      7,029,010
                                                                 --------------
             Oklahoma - 0.7%
   8,315,000 Oklahoma, Dev. Fin. Auth. RRB, Hillcrest
              Healthcare Sys.,
              5.625%, 8/15/2029...............................        6,821,626
                                                                 --------------
             Oregon - 1.0%
             Klamath Falls, OR, Elec. RRB,
              Sr. Lien, Klamath Cogen Proj.:
   5,000,000  5.75%, 1/1/2013.................................        4,714,700
   6,000,000  6.00%, 1/1/2025.................................        5,540,520
                                                                 --------------
                                                                     10,255,220
                                                                 --------------
             Pennsylvania - 5.1%
   2,500,000 Allegheny Cnty., PA, Swr. RRB,
              0.00%, 6/1/2015,
              (Eff. Yield 6.05%) (FGIC) (b)...................        1,030,875
   2,750,000 Delaware Cnty., PA, IDA RB, Wtr. Facs. Proj.,
              6.00%, 6/1/2029, (FGIC).........................        2,690,490
   2,000,000 Lebanon Cnty., PA, Hosp Auth. RB, Good Samaritan
              Proj.,
              6.00%, 11/15/2018...............................        1,910,680
   2,000,000 McKeesport, PA, Area Sch. Dist. GO, Ser. B,
              0.00%, 10/1/2015,
              (Eff. Yield 5.41%) (FSA) (b)....................          809,120
   5,000,000 Montgomery Cnty., PA, IDRB, Acts Retirement-Life
              Communities,
              5.25%, 11/15/2028...............................        4,234,850

                                   EVERGREEN
                              Municipal Bond Fund
                       Schedule of Investments (continued)
                         November 30, 1999 (Unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
 $   900,000 Montgomery Cnty., PA, PCRRB, Philadelphia Elec.
              Co.,
              7.60%, 4/1/2021.................................   $      952,452
   6,000,000 Pennsylvania Intergovernmental Coop. Auth. Spl.
              Tax RB, Philadelphia Funding Program,
              5.35%, 6/15/2007, (FGIC)........................        6,158,880
   5,545,000 Pennsylvania, HFA RRB, Residential Dev., Section
              8, Ser. A,
              7.60%, 7/1/2013, (HUD Sec. 8)...................        5,778,777
   1,750,000 Pennsylvania, IDA RB, EDA,
              6.00%, 1/1/2012, (AMBAC)........................        1,809,185
   3,500,000 Pennsylvania EDA, Solid Wst. Disposal, RB, USG
              Corp. Proj.,
              6.00%, 6/1/2031.................................        3,271,065
   1,000,000 Philadelphia, PA, Hosp. & Higher Edl. Facs. Auth.
              RRB, Community College, Ser. B,
              6.50%, 5/1/2007, (MBIA).........................        1,094,480
   7,360,000 Philadelphia, PA, Muni. Auth. RB, Muni. Svcs.
              Bldg. Lease,
              0.00%, 3/15/2014,
              (Eff. Yield 5.42%) (FSA) (b)....................        3,288,816
   9,350,000 Philadelphia, PA, Wtr. & Wst. Wtr. RB,
              5.00%, 6/15/2016, (FSA).........................        8,478,019
   3,600,000 Pittsburgh, PA, GO, Ser. A,
              5.50%, 9/1/2015, (FGIC).........................        3,543,840
   6,350,000 Sayre, PA, Hlth. Care Facs. Auth. RB, Guthrie
              Healthcare, Ser. A,
              7.10%, 3/1/2017, (AMBAC)........................        6,665,595
   1,000,000 Susquehanna, PA, Area Reg'l. Arpt. Auth. RB, Aero
              Harrisburg LLC Proj.,
              5.50%, 1/1/2024.................................          858,540
                                                                 --------------
                                                                     52,575,664
                                                                 --------------
             South Carolina - 0.3%
   3,095,000 South Carolina, Port Auth. RB,
              5.375%, 7/1/2015, (FSA).........................        2,976,462
                                                                 --------------
             South Dakota - 0.9%
             South Dakota, Hsg. Dev. Auth. RB:
   6,603,000  Ser. F,
              5.80%, 5/1/2028.................................        6,302,564
   3,000,000  Ser. G,
              5.95%, 5/1/2020.................................        2,937,390
                                                                 --------------
                                                                      9,239,954
                                                                 --------------
             Tennessee - 3.9%
   7,465,000 Bristol, TN, Hlth & Edl. Facs. Auth. RRB, Bristol
              Mem. Hosp.,
              6.75%, 9/1/2010, (FGIC).........................        8,355,276
             Knox Cnty., TN, Hlth. & Edl. Facs. Auth. RRB,
              Fort Sanders Alliance:
   9,000,000  Ser. B,
              7.25%, 1/1/2010, (MBIA).........................       10,371,420
   4,500,000  Ser. C,
              5.25%, 1/1/2015, (MBIA).........................        4,331,970

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Tennessee - continued
 $10,000,000 Metro Govt., Nashville & Davidson Cnty., TN, Wtr.
              & Swr. RRB,
              7.70%, 1/1/2012, (FGIC).........................   $   12,170,800
   5,280,000 Tennsessee, Hsg. Dev. Agcy. RB, Ser. 2A,
              5.70%, 7/1/2031.................................        4,936,536
                                                                 --------------
                                                                     40,166,002
                                                                 --------------
             Texas - 10.0%
  10,000,000 Alliance, TX, Arpt. Auth., TX Spl. Facs. RB,
              Federal Express Corp. Proj.,
              6.375%, 4/1/2021................................        9,788,000
   3,740,000 Austin, TX, Hotel Occupancy Tax RRB, Sub. Lien,
              5.625%, 11/15/2017, (AMBAC).....................        3,659,291
             Austin, TX, Util. Sys. RB:
   1,530,000  Prerefunded,
              5.75%, 5/15/2024, (FGIC)........................        1,629,572
   2,000,000  Refunded, Ser. B,
              5.70%, 11/15/2021, (MBIA).......................        2,004,480
   3,470,000 Unrefunded Balance,
              5.75%, 5/15/2024, (FGIC)........................        3,355,039
      25,000 Bexar, TX, Metropolitan Wtr. Dist. Wtr. Works
              Sys. RB, Unrefunded Balance,
              6.625%, 5/1/2014, (AMBAC).......................           26,378
      60,000 Brazos Cnty., TX, HFA, SFHRRB
              5.80%, 9/1/2025, (GNMA/FNMA)....................           57,671
      30,000 Brazos Cnty., TX, Hlth. Facs. Dev. RB,
              Franciscan Svc. Corp., Ser. B,
              5.375%, 1/1/2022, (MBIA)........................           27,824
   2,400,000 Brownsville, TX, Util. Sys. RRB
              6.25%, 9/1/2014, (MBIA).........................        2,572,416
   3,000,000 Dallas Fort Worth, TX Int'l. Arpt. Facs. Impt.
              Corp. RB, American Airlines, Inc. Proj.,
              6.375%, 5/1/2035................................        2,899,800
  10,000,000 Gulf Coast, TX, IDA, Wst. Disposal RB, Valero
              Refining Proj.,
              5.60%, 12/1/2031................................        8,662,700
             Harris Cnty., TX, Hlth. Facs. Dev. Corp., Hosp.
              RB, Mem. Hosp. Sys. Proj., Ser. A:
   3,215,000  6.00%, 6/1/2009.................................        3,425,647
   2,525,000  7.125%, 6/1/2015................................        2,700,790
   5,000,000 Houston, TX, Arpt. Sys. RB, Sub. Lien Ser. B,
              5.25%, 7/1/2014, (FGIC).........................        4,764,750
             Houston, TX, Arpt. Sys. RB,
              Continental Airlines Proj.:
   5,000,000  Ser. B,
              6.125%, 7/15/2027...............................        4,593,100
   5,000,000  Ser. C,
              5.70%, 7/15/2029................................        4,263,200
   8,750,000 Houston, TX, Wtr. & Swr. Sys. RRB,
              Jr. Lien, Ser. A,
              6.20%, 12/1/2025, (MBIA)........................        9,419,287

                                   EVERGREEN
                              Municipal Bond Fund
                       Schedule of Investments (continued)
                         November 30, 1999 (Unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Texas - continued
             Houston, TX, Wtr. & Swr. Sys. RRB:
 $20,000,000  Jr. Lien, Ser. A,
              0.00%, 12/1/2019,
              (Eff. Yield 5.58%) (FSA) (b)....................   $    6,074,000
              Jr. Lien, Ser. C:
   2,700,000  0.00%, 12/1/2010,
              (Eff. Yield 6.08%) (AMBAC) (b)..................        1,509,381
   3,000,000  0.00%, 12/1/2011,
              (Eff. Yield 5.32%) (AMBAC) (b)..................        1,574,070
   4,805,000 Matagorda Cnty., TX, Navigation Dist. 1 RRB,
              Reliant Energy Proj., Ser. B,
              5.95%, 5/1/2030.................................        4,424,684
   2,000,000 Port Arthur, TX, Navigation Dist. GO, Refunding,
              0.00%, 3/1/2009,
              (Eff. Yield 4.72%) (AMBAC) (b)..................        1,233,140
   1,085,000 Rio Grande Valley, TX, Hlth. Facs. Corp., Hosp.
              RB, Baptist Med. Proj.,
              8.00%, 8/1/2017, (BIG)..........................        1,102,414
   6,415,000 Tarrant Cnty., TX, HFA, SFHRB, Ser. A,
              0.00%, 9/15/2016,
              (Eff. Yield 7.40%) (MBIA) (b)...................        2,390,101
   2,565,000 Tarrant Cnty., TX, Hlth. Facs. Dev. RB, TX Hlth.
              Resource Sys., Ser. A,
              5.75%, 2/15/2015, (MBIA)........................        2,590,676
             Texas, GO:
   5,250,000  Refunding, Ser. A,
              5.70%, 10/1/2003................................        5,476,380
   4,000,000  Veterans Hsg. Assistance Program, Ser. A,
              5.65%, 12/1/2017................................        3,842,920
             Texas, Muni. Pwr. Agcy. RRB:
   1,125,000  0.00%, 9/1/2008,
              (Eff. Yield 4.34%) (AMBAC) (b)..................          721,800
     175,000  5.25%, 9/1/2012, (MBIA).........................          172,748
             Texas, Wtr. Dev. Board RB, Sr. Lien, Ser. B:
   2,000,000  5.75%, 7/15/2013................................        2,046,060
   4,000,000  5.75%, 7/15/2014................................        4,057,920
   3,000,000 Univ. TX, RB, Fing Sys. Proj., Ser. B,
              5.375%, 8/15/2017...............................        2,847,090
                                                                 --------------
                                                                    103,913,329
                                                                 --------------
             Utah - 0.1%
      55,000 Utah, HFA, SFHRB, Ser. C2,
              7.95%, 7/1/2010, (FHA)..........................           56,536
   6,500,000 Utah, Intermountain Pwr. Agcy. RB, Ser. C,
              0.00%, 7/1/2020,
              (Eff. Yield 6.80%) (b)..........................        1,190,280
                                                                 --------------
                                                                      1,246,816
                                                                 --------------
             Vermont - 0.3%
   3,500,000 Vermont, EDA RB, Wake Robin
              Corp. Proj., Ser. A,
              6.30%, 3/1/2033.................................        3,418,660
                                                                 --------------

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Virginia - 1.5%
             Virginia, Hsg. Dev. Auth., MHRB:
              Ser. E,
 $ 3,245,000  5.60%, 11/1/2017................................   $    3,138,045
              Sub. Ser. B-1,
   7,845,000  5.50%, 1/1/2022.................................        7,295,614
   5,500,000 Winchester, VA, IDA, Hosp. RRB,
              Winchester Med. Ctr., Inc.
              5.50%, 1/1/2015, (AMBAC)........................        5,373,115
                                                                 --------------
                                                                     15,806,774
                                                                 --------------
             Washington - 2.5%
   8,000,000 Chelan Cnty., WA, Pub. Util. Dist. 1 RRB,
              Columbia River Rock Proj., Ser. A,
              0.00%, 6/1/2013,
              (Eff. Yield 5.75%) (MBIA) (b)...................        3,742,320
   2,000,000 King Cnty., WA, GO, Kent Sch. Dist. 415,
              5.875%, 6/1/2016, (FSA).........................        2,050,360
   2,065,000 Seattle, WA, GO, Ser. B,
              5.75%, 12/1/2019................................        2,028,904
   2,000,000 Spokane, WA, Reg'l. Solid Wst. Mgmt. Sys. RRB,
              6.50%, 1/1/2011, (AMBAC)........................        2,155,540
   4,000,000 Washington Hlth. Care Facs. RB, Swedish Hlth.
              Sys. Proj.,
              5.125%, 11/15/2018, (AMBAC).....................        3,594,280
   1,000,000 Washington, GO, Ser. A,
              6.75%, 2/1/2015.................................        1,100,770
   2,650,000 Washington, HFA, SFHRB, Ser. 4A,
              5.40%, 12/1/2024, (FNMA/GNMA)...................        2,426,287
             Washington, Pub. Pwr. Supply Sys. RRB:
   4,700,000  Nuclear Proj. 1, Ser. A,
              6.50%, 7/1/2015.................................        5,014,712
              Nuclear Proj. 3, Ser. B:
   4,000,000  0.00%, 7/1/2012,
              (Eff. Yield 5.60%) (MBIA) (b)...................        1,987,200
   2,000,000  5.60%, 7/1/2015, (MBIA).........................        1,953,220
                                                                 --------------
                                                                     26,053,593
                                                                 --------------
             Wisconsin - 0.7%
   3,500,000 Wisconsin, HFA & EDA RB, Ser. G,
              5.75%, 4/1/2030.................................        3,303,685
   4,100,000 Wisconsin, Hlth. & Edl. Facs. RB,
              Monroe Clinic, Inc.,
              5.375%, 2/15/2022...............................        3,578,849
                                                                 --------------
                                                                      6,882,534
                                                                 --------------
             Puerto Rico - 1.3%
             Cmnwlth. of Puerto Rico, GO:
     100,000  Pub. Impt., Refunding,
              5.50%, 7/1/2011.................................          101,883
   5,300,000  Refunding,
              0.00%, 7/1/2014,
              (Eff. Yield 5.53%) (MBIA) (b)...................        2,396,289
     170,000 Cmnwlth. of Puerto Rico, Hwy. &
              Trans. RB, Ser. X,
              5.50%, 7/1/2015.................................          168,065

                                   EVERGREEN
                              Municipal Bond Fund
                       Schedule of Investments (continued)
                         November 30, 1999 (Unaudited)

  Principal
   Amount                                                            Value

   MUNICIPAL OBLIGATIONS - continued
              Puerto Rico - continued
 $ 4,030,000  Cmnwlth. of Puerto Rico, Indl., Tourist, Edl.,
               Med. Env. Cultural Facs., Fin. Auth. RB, Hosp.
               Auxilio Mutuo, Ser. A,
               6.25%, 7/1/2024.................................  $    4,233,918
   6,250,000  Cmnwlth. of Puerto Rico, Pub. Bldg. Auth. Hlth. &
               Edl. Facs. RB
               5.70%, 7/1/2016.................................       6,267,438
                                                                 --------------
                                                                     13,167,593
                                                                 --------------
              Total Municipal Obligations
               (cost $1,021,384,458)...........................     994,327,098
                                                                 --------------
 SHORT-TERM MUNICIPAL SECURITIES - 3.8%
              Alabama - 0.5%
 $ 5,000,000  Stevenson, AL, IDRB, Mead Corp. Proj., Ser. B,
               3.85%, 12/1/1999,
               (LOC: First National Bank) (a)..................       5,000,000
                                                                 --------------
              Florida - 0.0%
      40,000  Dade Cnty., FL, Wtr. & Swr. Sys. RB
               3.60%, 12/1/1999,
               (SPA: Commerzbank & Ins. by FGIC) (a)...........          40,000
                                                                 --------------
              Illinois - 1.0%
   2,000,000  Illinois, Ed'l Facs. Auth. RB
               3.85%, 12/1/1999,
               (LOC: First National Bank)......................       2,000,000
              Illinois, Hlth. Facs. Auth. RB:
   2,600,000   Elmhurst Mem. Hosp., Ser. B,
               3.80%, 12/1/1999................................       2,600,000
   6,205,000   Palos Community Hosp.,
               3.90%, 12/2/1999................................       6,205,000
                                                                 --------------
                                                                     10,805,000
                                                                 --------------
              Indiana - 0.1%
   1,350,000  Indiana, Hlth. Fac. Fin. Auth. RB, Capital
               Access,
               3.90%, 12/1/1999, (a)...........................       1,350,000
                                                                 --------------
              Iowa - 0.8%
     700,000  Iowa, Fin. Auh. Solid Wst. Disposal RB, Cedar
               River Paper Co. Proj.,
               3.95%, 12/1/1999,
               (LOC: Bank of Nova Scotia)......................         700,000
   7,200,000  Iowa, Fin. Auth. RB, Burlington Med. Ctr.,
               3.95%, 12/2/1999,
               (SPA: Firstar Bank Milawaukee & Ins. by FSA)....       7,200,000
                                                                 --------------
                                                                      7,900,000
                                                                 --------------
              Missouri - 0.0%
     180,000  Kansas City, MO, IDA Hosp. RB, Insured Research
               Hlth. Svcs. Sys.,
               3.65%, 12/1/1999,
               (SPA: Bank of America, Illinois & Ins. by
               MBIA) (a).......................................         180,000
      45,000  Missouri, Hlth. & Edl. Facs. Auth. RB, Christian
               Hlth. Svcs., Ser. A,
               3.85%, 12/1/1999,
               (LOC: Morgan Guaranty Trust)(a).................          45,000
                                                                 --------------
                                                                        225,000
                                                                 --------------
              New York - 1.0%
     100,000  Long Island Pwr. Auth., NY, Elec. Sys RB, Sub.
               Ser. 5,
               3.60%, 12/1/1999,
               (LOC: ABN Amro Bank N.V. & Morgan Guaranty
               Trust) (a)......................................         100,000
     175,000  New York City, NY, RB, Sub. Ser. A8,
               3.80%, 12/1/1999,
               (LOC: Morgan Guaranty Trust)....................         175,000
              New York, Job Dev. Auth. Gtd. RB:
   3,000,000   Ser. A1-A21,
               3.70%, 12/1/1999................................       3,000,000
   2,520,000   Ser. A1-A25,
               3.70%, 12/1/1999................................       2,520,000
     700,000   Ser. B1-B9,
               3.70%, 12/1/1999................................         700,000
     530,000  New York, Job Dev. Auth. Gtd. Spl. Purpose RB,
               Ser. B1-B2,
               3.70%, 12/1/1999, (a)...........................         530,000
   3,000,000  Port Auth. NY & NJ Spl. Obl.
               3.75%, 12/1/1999................................       3,000,000
                                                                 --------------
                                                                     10,025,000
                                                                 --------------
              Wyoming - 0.4%
   3,750,000  Lincoln Cnty., WY, PCRB, Exxon Proj., Ser. A,
               3.85%, 12/1/1999................................       3,750,000
                                                                 --------------
              Total Short-Term Municipal Securities
              (cost $39,095,000)...............................      39,095,000
                                                                 --------------

   Shares                                                            Value
 MUTUAL FUND SHARES - 0.5%
   4,709,172 Federated Municipal Obligations Fund
              (cost $4,709,172)................................       4,709,172
                                                                 --------------
             Total Investments -
              (cost $1,065,188,630)..................   100.3%    1,038,131,270
             Other Assets and Liabilities - net......    (0.3)       (2,930,820)
                                                        -----    --------------
             Net Assets..............................   100.0%   $1,035,200,450
                                                        =====    ==============

                                   EVERGREEN
                              Municipal Bond Fund
                       Schedule of Investments (continued)
                         November 30, 1999 (Unaudited)

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of debt securities to meet their obligations may be af-fected by economic developments in a specific industry or municipality. In or-der to reduce risk associated with such economic developments, at November 30, 1999, 42.6% of the securities, as a percentage of net assets, are backed by bond insurance of various financial institutions and financial guaranty assur-ance agencies. At November 30, 1999, the Fund had securities backed by bond in-surance of the following financial institutions representing more than 5% of net assets:

AMBAC        7.4%
FGIC         8.7%
FSA          6.1%
MBIA        14.4%

(a) Securities are variable or floating rate instruments with periodic demand features. The Fund is entitled to full payment of principal and accrued in-terest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(c) At the discretion of the portfolio manager, these securities may be sepa-rated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative secu-rities.
(d) Securities that may be resold to "qualified institutional buyers" under rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.

Summary of Abbreviations:

 ACA    American Capital Access
 AMBAC  Insured by American Municipal Bond Assurance Corporation
 BIG    Bond Investors Guaranty
 COP    Certificates of Participation
 EDA    Economic Development Authority
 FGIC   Insured by Financial Guaranty Insurance Corporation
 FHA    Federal Housing Authority
 FHLMC  Guaranteed by Federal Home Loan Mortgage Corporation
 FNMA   Guaranteed by Federal National Mortgage Association
 FRN    Floating Rate Note
 FSA    Insured by Financial Security Assurance Corporation
 GNMA   Guaranteed by Government National Mortgage Association
 GO     General Obligation
 HFA    Housing Finance Authority
 HUD    Housing and Urban Development
 IBC    Insured Bond Certification
 IDA    Industrial Development Authority
 IDRB   Industrial Development Revenue Bond
 IFA    Industrial Finance Agency
 LILCo. Long Island Lighting Company
 LOC    Letter of Credit
 MBIA   Insured by Municipal Bond Investors Assurance Corporation
 MHRB   Multifamily Housing Revenue Bond
 PCRB   Pollution Control Revenue Bond
 PCRRB  Pollution Control Refunding Revenue Bond
 RB     Revenue Bond
 RRB    Refunding Revenue Bond
 SFHRB  Single Family Housing Revenue Bond
 SPA    Securities Purchase Agreement

FUTURES CONTRACTS - SHORT POSITIONS

            Number of                      Initial Contract     Value at      Unrealized
Expiration  Contracts     Description           Amount      November 30, 1999    Gain
----------------------------------------------------------------------------------------
December-
 1999          537    Municipal Bond Index   $59,464,571       $59,070,000     $394,571

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       Short Intermediate Municipal Fund
                            Schedule of Investments
                         November 30, 1999 (Unaudited)

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - 97.1%
            Alabama - 4.3%
 $7,000,000 Huntsville, AL, Warrants, Ser. A,
             4.50%, 12/1/2000...................................   $  7,000,000
                                                                   ------------
            Arizona - 2.3%
  2,000,000 Arizona, Edl. Loan Marketing Corp. Edl. Loan RB, Sr.
             Ser.,
             6.125%, 9/1/2002...................................      2,073,140
  1,600,000 Pima Cnty., AZ, GO, Refunding,
             6.55%, 7/1/2001....................................      1,655,296
                                                                   ------------
                                                                      3,728,436
                                                                   ------------
            California - 0.6%
  1,025,000 Stockton, CA, Hlth. Facs. RB, Dameron Hosp. Assn.,
             Ser. A,
             5.00%, 12/1/2001...................................      1,029,551
                                                                   ------------
            Colorado - 3.2%
            Colorado, HFA, SFHRB:
    300,000  Ser. A3,
             4.25%, 10/1/2005...................................        295,131
  1,000,000  Ser. B2,
             4.90%, 4/1/2007....................................        972,330
  1,500,000 Denver, CO, City & Cnty. Arpt. RB, Ser. C,
             6.35%, 11/15/2001..................................      1,542,810
  1,085,000 Denver, CO, Hlth. & Hosp. RB, Ser. A,
             5.00%, 12/1/2003...................................      1,078,327
  1,300,000 Weld Cnty., CO, IDRB, Monfort, Inc., Proj.,
             6.75%, 12/15/2001..................................      1,327,794
                                                                   ------------
                                                                      5,216,392
                                                                   ------------
            Florida - 12.9%
  3,520,000 Broward Cnty., FL, Resource Recovery RB,
             Wheelabrator Tech. Proj.,
             7.95%, 12/1/2008...................................      3,633,907
  3,000,000 Florida, GO, Board of Ed., Capital Outlay,
             6.75%, 6/1/2000....................................      3,041,370
  1,000,000 Hillsborough Cnty., FL, IDRB, Univ. Hlth. Facs.
             Proj., Community. Hosp., Ser. A,
             4.50%, 8/15/2003...................................        976,590
  4,905,000 Jacksonville, FL, IDRRB, TTX Co. Proj.,
             5.40%, 3/1/2001....................................      4,962,732
  1,150,000 Lee Cnty., FL, IDA, Hlth. Care Facs. RB, Shell Point
             Vlg. Proj., Ser. A,
             5.25%, 11/15/2004..................................      1,145,814
  3,390,000 Leon Cnty., FL, Edl. Facs. Auth., COP, Southgate
             Proj.,
             9.00%, 9/1/2014, (ETM).............................      3,727,089
  1,550,000 Palm Beach Cnty., FL, Solid Wst. Auth. RRB
             5.50%, 12/1/2002, (MBIA)...........................      1,601,429
            Pinellas Cnty., FL, Edl. Facs. Auth. RRB, Barry
             University Proj.:
    375,000  4.55%, 10/1/2002...................................        371,366
    390,000  4.60%, 10/1/2003...................................        383,526
  1,000,000 Sarasota, FL, GO, Refunding,
             6.85%, 8/1/2000....................................      1,018,550
                                                                   ------------
                                                                     20,862,373
                                                                   ------------

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Illinois - 0.6%
 $1,000,000 Illinois, Dev. Fin. Auth. RRB, Community
             Rehabilitation Providers, Ser. A,
             5.35%, 7/1/2000....................................   $  1,003,530
                                                                   ------------
            Iowa - 2.3%
  3,500,000 Iowa, Loan Liquidity Corp., Student Loan RB, Ser. B,
             6.65%, 3/1/2003....................................      3,694,775
                                                                   ------------
            Kansas - 2.5%
  4,000,000 Burlington, KS, Env. Impt. RRB, Kansas City Pwr. &
             Light Co., Proj., Ser. D,
             4.35%, 10/1/2017...................................      3,973,120
                                                                   ------------
            Louisiana - 2.9%
  4,460,000 Louisiana, Pub. Facs. Auth. RB, Student Loan
             Subord., Ser. A3,
             7.00%, 9/1/2006....................................      4,681,662
                                                                   ------------
            Maine - 1.8%
  3,000,000 Baileyville, ME, PCRB, Georgia-Pacific Corp. Proj.,
             4.75%, 6/1/2005....................................      2,926,320
                                                                   ------------
            Massachusetts - 3.6%
            Massachusetts, Hlth. & Edl. Facs. Auth. RB:
  1,400,000  Caritas Christi Obl. Group, Ser. A,
             5.25%, 7/1/2006....................................      1,369,326
    970,000  Fairview Extended Care Svcs., Inc., Ser. B,
             4.55%, 1/1/2021....................................        963,327
            Massachusetts, IFA RB:
    760,000  Ser. A, Refunding,
             5.35%, 11/1/2007,
             (LOC: Rabobank Nederland)..........................        766,080
    905,000  Ser. B,
             5.35%, 11/1/2007,
             (LOC: Rabobank Nederland)..........................        912,240
    380,000  Ser. G,
             5.30%, 12/1/2006,
             (LOC: Rabobank Nederland)..........................        382,911
    475,000  Ser. I,
             5.30%, 12/1/2006,
             (LOC: First Nat'l. Bank of Grand Fork).............        478,638
  1,000,000 New England Edl. Loan Marketing Corp. RRB, Ser. B,
             5.40%, 6/1/2000....................................      1,006,160
                                                                   ------------
                                                                      5,878,682
                                                                   ------------
            Michigan - 1.5%
            Grand Rapids Charter Turnpike, MI, RB, Porter Hills
             Obl. Group:
    475,000  3.95%, 7/1/2001....................................        468,417
    210,000  4.25%, 7/1/2004....................................        200,953
    600,000  4.50%, 7/1/2006....................................        566,562
    610,000  4.60%, 7/1/2007....................................        572,326
    690,000  4.70%, 7/1/2008....................................        644,515
                                                                   ------------
                                                                      2,452,773
                                                                   ------------

                                   EVERGREEN
                       Short Intermediate Municipal Fund
                       Schedule of Investments (continued)
                         November 30, 1999 (Unaudited)

 Principal
   Amount                                                             Value

  MUNICIPAL OBLIGATIONS - continued
            Missouri - 2.3%
 $3,000,000 St. Louis Cnty., MO, IDA MHRRB, Ser. C,
             5.20%, 11/15/2029..................................   $  2,993,460
    710,000 North Kansas City, MO, Sch. Dist., GO, Direct
             Deposit Prog.,
             6.70%, 3/1/2000....................................        714,807
                                                                   ------------
                                                                      3,708,267
                                                                   ------------
            Nebraska - 1.2%
  2,000,000 American Public Energy Agcy., RB, NE Pub. Gas Agcy.
             Proj., Ser. A,
             5.00%, 6/1/2005....................................      2,007,620
                                                                   ------------
            New Hampshire - 3.0%
  5,000,000 New Hampshire, Business Fin. Auth., PCRB, United
             Illumination Co., Proj. A,
             4.35%, 7/1/2027....................................      4,885,150
                                                                   ------------
            New Jersey - 9.6%
            New Jersey, EDA RB:
             Franciscan Oaks Proj.:
  1,545,000  5.20%, 10/1/2004...................................      1,524,405
    825,000  5.40%, 10/1/2006...................................        809,845
  1,075,000  5.50%, 10/1/2007...................................      1,053,038
             Keswick Pines, Refunding:
    480,000  4.70%, 1/1/2000....................................        479,952
    695,000  4.85%, 1/1/2001....................................        694,541
    805,000  5.00%, 1/1/2002....................................        802,569
    845,000  5.10%, 1/1/2003....................................        841,079
    465,000  5.15%, 1/1/2004....................................        460,713
    500,000  5.25%, 1/1/2005....................................        493,360
    975,000  5.35%, 1/1/2006....................................        959,966
    925,000  5.45%, 1/1/2007....................................        908,877
  3,365,000 New Jersey, Hlth. Care Facs. Fin. Auth. RRB,
             Atlantic City Med. Ctr., Ser. C,
             6.30%, 7/1/2001....................................      3,446,601
  3,000,000 New Jersey, Turnpike Auth. RB, Ser. C,
             6.50%, 1/1/2006....................................      3,102,060
                                                                   ------------
                                                                     15,577,006
                                                                   ------------
            New Mexico - 4.4%
  6,680,000 Alamogordo, NM, Hosp. RB, Gerald Champion Mem. Hosp.
             Proj., 5.00%, 1/1/2008.............................      6,346,868
    795,000 New Mexico, Edl. Assistance Foundation Student Loan
             RB, Ser. A,
             6.70%, 4/1/2002, (AMBAC)...........................        826,657
                                                                   ------------
                                                                      7,173,525
                                                                   ------------
            New York - 4.1%
  1,000,000 Nassau Cnty., NY, Tobacco Settlement Corp.,
             5.40%, 7/15/2012...................................        990,020
  2,000,000 New York City, NY, IDA, Spl. Facs. RB, Terminal One
             Group Assn. Proj.,
             6.00%, 1/1/2007....................................      2,060,380
            New York City, NY, GO:
             Prerefunded Bonds, Ser. L:
    305,000  5.00%, 8/1/2001, (ETM).............................        308,435
    210,000  5.25%, 8/1/2000, (ETM).............................        211,812
             Unrefunded Balance, Ser. L:
  1,145,000  5.00%, 8/1/2001....................................      1,155,465
    790,000  5.25%, 8/1/2000....................................        796,067
  1,080,000 TSASC Inc., NY, RB, Ser. 1, Plan Principle 2003,
             5.00%, 7/15/2009...................................      1,066,954
                                                                   ------------
                                                                      6,589,133
                                                                   ------------
            Ohio - 3.6%
    940,000 Cincinnati, OH, Student Loan RB, The Student Loan
             Funding Corp., Ser. A,
             5.50%, 12/1/2001...................................        943,703
  2,000,000 Ohio, Air Quality Dev. Auth. RB, Ohio Edison Co.,
             Proj. B, 4.25%, 6/1/2001...........................      1,969,540
  3,000,000 Ohio, Wtr. Dev. Auth. PCRRB, Ohio Edison Co.,
             Proj. A, 4.25%, 6/1/2001...........................      2,949,570
                                                                   ------------
                                                                      5,862,813
                                                                   ------------
            Oklahoma - 9.4%
  2,340,000 Oklahoma, Dev. Fin. Auth. RRB, Hillcrest Sys.
             Proj., Ser. A,
             4.70%, 8/15/2005...................................      2,196,090
            Oklahoma, HFA, SFHRB:
    750,000  Mtge. Ser. B1,
             6.80%, 9/1/2016....................................        800,137
  2,000,000  Mtge. Ser. B2,
             6.80%, 9/1/2026....................................      2,134,180
  5,475,000  Mtge., Ser. D2,
             6.25%, 9/1/2029, (FNMA/GNMA).......................      5,758,167
  4,450,000  Oklahoma, Hsg. Dev. Auth. RB, Lease Purchase
             Program, Ser. A,
             4.75%, 12/1/2002, (GNMA)...........................      4,401,273
                                                                   ------------
                                                                     15,289,847
                                                                   ------------
            Pennsylvania - 4.1%
  4,620,000 Dauphin Cnty., PA, General Auth. RB, Office & Forum
             Parking Proj., Ser. A,
             5.125%, 1/15/2003..................................      4,558,231
  1,950,000 Philadelphia, PA, Wtr. & Swr. RB, 16th Ser.,
             Prerefunded, 7.50%, 8/1/2010.......................      2,086,636
                                                                   ------------
                                                                      6,644,867
                                                                   ------------
            South Dakota - 0.6%.................................
  1,000,000 South Dakota, Hsg. Dev. Auth. RB, Homeownership
             Mtge., Ser. J,
             4.60%, 5/1/2002, (FNMA)............................        995,380
                                                                   ------------
            Texas - 2.2%
  1,000,000 Austin, TX, Utility Sys. RB, Ser. A, 9.50%,
             5/15/2015..........................................      1,024,910
  2,500,000 Houston, TX, Arpt. Sys. RB, Sub. Lien, Ser. A,
             6.75%, 7/1/2008, (FGIC)............................      2,622,600
                                                                   ------------
                                                                      3,647,510
                                                                   ------------

                                   EVERGREEN
                       Short Intermediate Municipal Fund
                      Schedule of Investments (continued)
                         November 30, 1999 (Unaudited)

 Principal
   Amount                                                             Value

  MUNICIPAL OBLIGATIONS - continued
            Utah - 4.6%
            Utah, Board of Regents Student Loan RB:
 $1,700,000 Ser. B,
             5.65%, 11/1/2006....................................  $  1,700,748
  3,000,000 Ser. F,
             7.05%, 11/1/2003, (AMBAC)...........................     3,134,010
            Utah, Intermountain Pwr. Agcy., UT Pwr. Supply RB:
  1,760,000  Capital Appreciation Bonds, Ser. B, 0.00%, 7/1/2000,
             (Eff. Yield 7.00%) (a)..............................     1,716,405
  1,000,000  Capital Appreciation Bonds, Ser. D, 0.00%, 7/1/2000,
             (Eff. Yield 9.70%) (a)..............................       975,230
                                                                   ------------
                                                                      7,526,393
                                                                   ------------
            Vermont - 2.9%
  4,385,000 Vermont, RRB, Ser. 2,
             6.00%, 12/1/2006, (AMBAC)..........................      4,681,382
                                                                   ------------
            Virginia - 0.7%
  1,130,000 Alexandria, VA, Redev. & Hsg. Auth. MHRB, Buckingham
             Vlg. Apts., 4.875%, 7/1/2006.......................      1,105,999
                                                                   ------------
            Washington - 1.9%
  2,950,000 Washington, GO, Motor Vehicle Fuel Tax, Ser. R-92D,
             5.60%, 9/1/2001....................................      3,015,224
                                                                   ------------
            Wisconsin - 0.6%
 $1,000,000 Milwaukee, WI, Metropolitan Swr. Dist. GO, Ser. A,
             7.00%, 9/1/2001....................................   $  1,045,320
                                                                   ------------
            U. S. Virgin Islands - 3.4%
  3,500,000 Virgin Islands, Pub. Fin. Auth. RB, Sr. Lien,
             Ser. C, 5.00%, 10/1/2003...........................      3,503,395
  2,000,000 Virgin Islands, Wtr. & Pwr. Auth. Elec. Sys. RRB
             5.125%, 7/1/2003...................................      2,018,800
                                                                   ------------
                                                                      5,522,195
                                                                   ------------
            Total Municipal Obligations
             (cost $159,415,785)................................    157,725,245
                                                                   ------------

   Shares                                                             Value
 MUTUAL FUND SHARES - 1.7%
  2,794,000 Federated Municipal Obligations Fund
             (cost $2,794,000)..................................      2,794,000
                                                                   ------------
            Total Investments - (cost $162,209,785)......    98.80%  160,519,245
            Other Assets and Liabilities - net...........      1.2     1,933,296
                                                            ------  ------------
            Net Assets...................................   100.00% $162,452,541
                                                            ======  ============

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of debt securities to meet their obligations may be af-fected by economic developments in a specific industry or municipality. In or-der to reduce risk associated with such economic developments, securities may possess municipal bond insurance from various financial institutions and finan-cial guaranty assurance agencies. Therefore, the Funds may be more affected by developments in the insurance industry or a specific municipal bond insurer. At November 30, 1999, 16.3% of the securities, as a percentage of net assets, are backed by bond insurance of various financial institutions and financial guar-anty assurance agencies. At November 30, 1999, the Fund had securities backed by bond insurance of the following financial institutions representing more than 5% of net assets:

AMBAC    5.3%

(a) Effective yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.

Summary of Abbreviations:
 AMBAC   Insured by American Municipal Bond Assurance Corporation
 COP     Certficates of Participation
 EDA     Economic Development Authority
 ETM     Escrowed to Maturity
 FGIC    Insured by Federal Guaranty Insurance Corporation
 FNMA    Guaranteed by Federal National Mortgage Association
 GNMA    Guaranteed by Government National Mortgage Association
 GO      General Obligation
 HFA     Housing Finance Authority
 IDA     Industrial Development Authority
 IDRB    Industrial Development Revnue Bond
 IDRRB   Industrial Development Refunding Revnue Bond
 IFA     Industrial Finance Agency
 LOC     Letter of Credit
 MBIA    Insured by Municipal Bond Investors Assurance Corporation
 MHRB    Multifamily Housing Revenue Bond
 MHRRB   Multifamily Housing Refunding Revenue Bond
 PCRB    Pollution Control Revenue Bond
 PCRRB   Pollution Control Refunding Revenue Bond
 RB      Revenue Bond
 RRB     Refunding Revenue Bond
 SFHRB   Single Family Housing Revenue Bond


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         National Municipal Bond Funds
                      Statements of Assets and Liabilities
                         November 30, 1999 (Unaudited)

                                                                       Short
                                       High Grade                   Intermediate
                                          Fund      Municipal Fund      Fund
---------------------------------------------------------------------------------
 Assets
 Identified cost of securities.....   $135,062,965  $1,065,188,630  $162,209,785
 Net unrealized losses on
  securities.......................       (886,196)    (27,057,360)   (1,690,540)
---------------------------------------------------------------------------------
 Market value of securities........    134,176,769   1,038,131,270   160,519,245
 Cash..............................              0             725         5,694
 Receivable for securities sold....              0          72,140             0
 Receivable for Fund shares sold...         65,871               0       140,481
 Dividends and interest
  receivable.......................      2,252,619      17,409,856     2,944,826
 Prepaid expenses and other
  assets...........................         33,764         210,095        26,733
---------------------------------------------------------------------------------
 Total assets......................    136,529,023   1,055,824,086   163,636,979
---------------------------------------------------------------------------------
 Liabilities
 Distributions payable.............        217,260       2,150,340       444,714
 Payable for securities purchased..      2,448,763      14,917,377             0
 Payable for Fund shares redeemed..        242,882       2,116,810       605,851
 Payable for daily variation margin
  on open futures contracts........         13,500         201,375             0
 Advisory fee payable..............         65,304         385,618        67,229
 Distribution Plan expenses
  payable..........................         66,954         471,543         4,617
 Due to other related parties......          2,559               0             0
 Accrued expenses and other
  liabilities......................         17,831         380,573        62,027
---------------------------------------------------------------------------------
 Total liabilities.................      3,075,053      20,623,636     1,184,438
---------------------------------------------------------------------------------
 Net assets........................   $133,453,970  $1,035,200,450  $162,452,541
---------------------------------------------------------------------------------
 Net assets represented by
 Paid-in capital...................   $138,927,843  $1,088,375,423  $164,556,344
 Undistributed (overdistributed)
  net investment income............        105,058         639,715       (12,857)
 Accumulated net realized losses on
  securities and futures
  contracts........................     (4,648,297)    (27,151,899)     (400,406)
 Net unrealized losses on
  securities and futures
  contracts........................       (930,634)    (26,662,789)   (1,690,540)
---------------------------------------------------------------------------------
 Total net assets..................   $133,453,970  $1,035,200,450  $162,452,541
---------------------------------------------------------------------------------
 Net assets consists of
 Class A...........................   $ 60,165,743  $  944,818,057  $  8,366,856
 Class B...........................     49,082,516      82,694,791     5,843,906
 Class C...........................      1,951,961       7,541,151             0
 Class Y...........................     22,253,750         146,451   148,241,779
---------------------------------------------------------------------------------
 Total net assets..................   $133,453,970  $1,035,200,450  $162,452,541
---------------------------------------------------------------------------------
 Shares outstanding
 Class A...........................      5,930,548     136,588,045       848,376
 Class B...........................      4,837,919      11,954,937       592,550
 Class C...........................        192,397       1,090,173             0
 Class Y...........................      2,193,531          21,172    15,031,248
---------------------------------------------------------------------------------
 Net asset value per share
 Class A...........................   $      10.15  $         6.92  $       9.86
---------------------------------------------------------------------------------
 Class A--Offering price (based on
  sales charge of 4.75%, 4.75% and
  3.25%, respectively).............   $      10.66  $         7.27  $      10.19
---------------------------------------------------------------------------------
 Class B...........................   $      10.15  $         6.92  $       9.86
---------------------------------------------------------------------------------
 Class C...........................   $      10.15  $         6.92            --
---------------------------------------------------------------------------------
 Class Y...........................   $      10.15  $         6.92  $       9.86
---------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         National Municipal Bond Funds
                            Statements of Operations
                 Six Months Ended November 30, 1999 (Unaudited)

                                                                       Short
                                         High Grade    Municipal    Intermediate
                                            Fund          Fund          Fund
--------------------------------------------------------------------------------
 Investment income
  Interest............................   $ 3,672,849  $ 31,995,120  $ 3,967,755
--------------------------------------------------------------------------------
 Expenses
  Advisory fee........................       335,365     2,411,217      417,906
  Distribution Plan expenses..........       316,166     1,724,941       34,086
  Transfer agent fee..................        61,596       590,329       18,773
  Administrative services fees........         7,058        89,813            0
  Trustees' fees and expenses.........         1,344        11,205        1,808
  Custodian fee.......................        22,622       168,892       28,178
  Registration and filing fees........        15,400        49,217       16,089
  Printing and postage expenses.......        10,628       168,232        9,658
  Professional fees...................        12,285        27,034       13,577
  Other...............................         1,399        32,591       10,341
--------------------------------------------------------------------------------
    Total expenses....................       783,863     5,273,471      550,416
    Less: Fee credits.................        (2,587)      (25,976)      (3,104)
--------------------------------------------------------------------------------
    Net expenses......................       781,276     5,247,495      547,312
--------------------------------------------------------------------------------
 Net investment income................     2,891,573    26,747,625    3,420,443
================================================================================
 Net realized and unrealized gains or
 losses on securities and futures
 contracts
 Net realized gains or losses on:
   Securities.........................    (4,762,446)  (26,786,505)    (387,732)
   Futures contracts..................       192,809       964,764            0
--------------------------------------------------------------------------------
 Net realized losses on securities and
  futures contracts...................    (4,569,637)  (25,821,741)    (387,732)
--------------------------------------------------------------------------------
 Net change in unrealized losses on
  securities and futures contracts....    (4,433,879)  (56,050,442)  (2,865,992)
--------------------------------------------------------------------------------
 Net realized and unrealized losses on
  securities and futures contracts....    (9,003,516)  (81,872,183)  (3,253,724)
--------------------------------------------------------------------------------
 Net increase (decrease) in net assets
  resulting from operations...........   $(6,111,943) $(55,124,558) $   166,719
================================================================================

                  See Combined Notes to Financial Statements

                                   EVERGREEN
                         National Municipal Bond Funds
                      Statements of Changes in Net Assets
                 Six Months Ended November 30, 1999 (Unaudited)

                                                                     Short
                                      High Grade      Municipal   Intermediate
                                         Fund           Fund         Fund
-------------------------------------------------------------------------------
 Operations
  Net investment income............  $  2,891,573  $   26,747,625  $  3,420,443
 Net realized gains or losses on
  securities and futures contracts.... (4,569,637)    (25,821,741)     (387,732)
 Net change in unrealized losses
  on securities and futures
  contracts.......................    (4,433,879)    (56,050,442)   (2,865,992)
-------------------------------------------------------------------------------
  Net increase (decrease) in net
   assets resulting from operation.    (6,111,943)    (55,124,558)      166,719
----------------------------------------------------------------------------------
 Distributions to shareholders from
 Net investment income............
  Class A.........................    (1,455,313)    (24,576,573)     (164,594)
  Class B.........................      (861,052)     (1,700,100)      (93,688)
  Class C.........................       (27,801)       (151,819)            0
  Class Y.........................      (533,334)         (3,465)   (3,155,461)
 Net realized gains
  Class A.........................      (886,168)     (5,315,286)      (56,794)
  Class B.........................      (723,643)       (465,890)      (40,076)
  Class C.........................       (28,625)        (42,381)            0
  Class Y.........................      (326,940)           (792)   (1,024,921)
-------------------------------------------------------------------------------
  Total distributions to
   shareholders...................    (4,842,876)    (32,256,306)   (4,535,534)
-------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold........    16,385,370     161,142,457    21,932,360
 Payment for shares redeemed......   (34,288,402)   (266,719,958)  (31,406,887)
 Net asset value of shares issued
  in reinvestment of
  distributions...................     3,047,238      16,959,380     1,763,554
 Net asset value of shares issued
  in acquisition of other
  investment companies............    41,894,184      26,411,291             0
-------------------------------------------------------------------------------
  Net increase (decrease) in net
   assets resulting from capital
   share transactions.............    27,038,390     (62,206,830)   (7,710,973)
-------------------------------------------------------------------------------
   Total increase (decrease) in
    net assets....................    16,083,571    (149,587,694)  (12,079,788)
 Net assets
 Beginning of period..............   117,370,399   1,184,788,144   174,532,329
-------------------------------------------------------------------------------
 End of period....................  $133,453,970  $1,035,200,450  $162,452,541
-------------------------------------------------------------------------------
 Undistributed (overdistributed)
  net investment income...........  $    105,058  $      639,715  $    (12,857)
-------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         National Municipal Bond Funds
                      Statements of Changes in Net Assets
                            Year Ended May 31, 1999

                                                                      Short
                                       High Grade     Municipal    Intermediate
                                          Fund          Fund           Fund
--------------------------------------------------------------------------------
Operations
 Net investment income.............  $  5,122,886  $   57,042,037  $  6,980,138
 Net realized gains on securities
  and futures contracts............     3,299,428      23,258,046     1,924,186
 Net change in unrealized losses
  on securities and futures
  contracts........................    (4,092,412)    (32,853,414)   (1,867,258)
--------------------------------------------------------------------------------
  Net increase in net assets
   resulting from operations.......     4,329,902      47,446,669     7,037,066
--------------------------------------------------------------------------------
Distributions to shareholders from
 Net investment income
  Class A..........................    (2,850,300)    (52,828,617)     (275,716)
  Class B..........................    (1,160,127)     (4,001,229)     (186,375)
  Class C..........................            (4)       (276,027)            0
  Class Y..........................    (1,128,806)             (4)   (6,537,604)
 Net realized gains
  Class A..........................    (1,616,602)    (35,326,187)      (56,521)
  Class B..........................      (780,637)     (3,564,827)      (44,004)
  Class C..........................             0        (220,155)            0
  Class Y..........................      (641,983)              0    (1,185,596)
--------------------------------------------------------------------------------
  Total distributions to
   shareholders....................    (8,178,459)    (96,217,046)   (8,285,816)
--------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold.........    18,319,059     197,057,932    59,101,241
 Payment for shares redeemed.......   (26,775,934)   (393,166,651)  (65,832,372)
 Net asset value of shares issued
  in reinvestment of
  distributions....................     5,405,970      53,968,092     2,248,570
 Net asset value of shares issued
  in acquisition of other
  investment companies.............     1,945,718               0             0
--------------------------------------------------------------------------------
   Net decrease in net assets
    resulting from capital share
    transactions...................    (1,105,187)   (142,140,627)   (4,482,561)
--------------------------------------------------------------------------------
    Total decrease in net assets...    (4,953,744)   (190,911,004)   (5,731,311)
Net assets
 Beginning of period...............   122,324,143   1,375,699,148   180,263,640
--------------------------------------------------------------------------------
 End of period.....................  $117,370,399  $1,184,788,144  $174,532,329
--------------------------------------------------------------------------------
Undistributed (overdistributed)
 net investment income.............  $     90,985  $      324,047  $    (19,557)
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

               Combined Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Evergreen National Municipal Bond Funds consist of Evergreen High Grade Mu-nicipal Bond Fund ("High Grade Fund"), Evergreen Municipal Bond Fund ("Munici-pal Fund") and Evergreen Short Intermediate Municipal Fund ("Short Intermediate Fund"), (collectively, the "Funds"). Each Fund is a diversified series of Ever-green Municipal Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company reg-istered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and/or Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75% for both High Grade Fund and Municipal Fund and a maximum front-end sales charge of 3.25% for the Short Intermediate Fund. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 follow the conversion rights at the time the shares were purchased. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advi-sory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with simi-lar characteristics. Otherwise, securities for which valuations are not avail-able from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures estab-lished by the Board of Trustees.

Mutual fund shares held for short-term investment are valued at net asset val-ue. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts.

The initial margin deposited with a broker when entering into a futures trans-action is subsequently adjusted by daily payments or receipts ("variation mar-gin") as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an il-liquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

C. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

D. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come, net tax-exempt income and net capital gains, if any, to their sharehold-ers. The Funds also intend to avoid any excise tax liability by making the re-quired distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

E. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles.

F. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

G. Derivative Securities
The Municipal Fund may invest in derivative securities. A derivative security is any investment that derives its value from and underlying security, asset or market index. Greater market fluctuations may result if these securities are leveraged. The Fund invests in these types of securities when it is consistent with its investment objectives.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

First Union National Bank ("FUNB"), a subsidiary of First Union, serves as the investment advisor to the High Grade Fund and is paid a management fee that is computed and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets.

Evergreen Investment Management Company ("EIMC"), a subsidiary of First Union, is the investment advisor for Municipal Fund. In return for providing invest-ment management and administrative services to Municipal Fund, the Fund pays EIMC a management fee that is computed daily and paid monthly. The management fee is computed daily at an annual rate of 2.00% of Municipal Fund's gross in-vestment income plus an amount determined by applying percentage rates starting at 0.50% and declining to 0.25% per annum as net assets increase, to the aver-age daily net assets of the Fund.

Evergreen Asset Management Corp. ("EAMC"), a wholly-owned subsidiary of First Union, serves as the investment advisor to the Short Intermediate Fund and is paid a management fee that is computed daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets.

Lieber & Company, an affiliate of First Union, is the investment sub-advisor to Short Intermediate Fund. Lieber & Company is reimbursed by EAMC for providing investment sub-advisory services at no additional expense to the Short Interme-diate Fund.

Evergreen Investment Services ("EIS"), a subsidiary of First Union, serves as the administrator and The BISYS Group, Inc. ("BISYS") serves as the sub-admin-istrator to each of the Funds. As administrator, EIS provides the

Funds with facilities, equipment and personnel. As sub-administrator to the Funds, BISYS provides the officers of the Funds. Officers of the Funds and af-filiated Trustees receive no compensation directly from the Funds.

The administrator and sub-administrator for the High Grade Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisors. The administration fee is calculated by applying per-centage rates, which start at 0.05% and decline to 0.01% per annum as net as-sets increase, to the average daily net assets of the Fund. The sub-administra-tion fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net assets of the Fund.

During the six months ended November 30, 1999, the High Grade Fund paid or ac-crued $3,564 and $3,494, respectively, for administrative and sub-administra-tive services.

For the Municipal Fund and Short Intermediate Fund, the administration and sub-administration fees are paid by the investment advisor and is not a fund ex-pense. During the six months ended November 30, 1999, the Municipal Fund reim-bursed EIMC $89,813 for providing certain administration and accounting servic-es.

Evergreen Service Company ("ESC"), an indirect, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Under the Distribu-tion Plans, Class A incurs distributions fees equal to 0.25% of the average daily net asset of the class, except Class A of Short Intermediate which incurs distributions fees equal to 0.10% of the average daily net assets of the class, all of which is used to pay for shareholder service fees. Class B and Class C incur distribution fees equal to 1.00% of the average daily net assets of each class. Of this amount, 0.25% of the distribution fees incurred is used to pay for shareholder service fees and 0.75% is used to pay for distribution-related costs. Distribution Plan expenses are calculated daily and paid at least quar-terly.

During the six months ended November 30, 1999, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B, Class C Distribution Plans were as follows:

                                              Class A   Class B  Class C
                                            ----------------------------
         High Grade Fund.................... $   80,815 $228,098 $ 7,253
         Municipal Fund.....................  1,272,772  415,134  37,035
         Short Intermediate Fund............      4,082   30,004       0

With respect to Class B, Class C shares, the principal underwriter may pay dis-tribution fees greater than the allowable annual amounts each Fund is permitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITIONS

Effective on the close of business on July 30, 1999, High Grade Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Cali-fornia Municipal Bond Fund ("California Fund") and Evergreen New York Municipal Bond Fund ("New York Fund"), both open-end management investment companies reg-istered under the 1940 Act, in an exchange of shares for Class A, Class B, Class C and/or Class Y shares of High Grade Fund.

Effective on the close of business on July 30, 1999, Municipal Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Mas-sachusetts Municipal Bond Fund ("Massachusetts Fund") and Evergreen Missouri Municipal Bond Fund ("Missouri Fund"), both open-end management investment com-panies registered under the 1940 Act, in an exchange of Class A, Class B and Class C shares of Municipal Fund.

Effective on the close of business on July 24, 1998, High Grade Fund acquired substantially all the assets and assumed certain liabilities of CoreFund Inter-mediate Municipal Bond Fund ("CoreFund Intermediate"), an open-end management investment company registered under the 1940 Act, in an exchange of shares for Class A, Class B, Class C and/or Class Y shares of High Grade Fund.

These acquisitions were accomplished by a tax-free exchange of the respective shares of each Fund. The value of net assets acquired, number of shares issued, unrealized appreciation/(depreciation) acquired and the aggregate net assets of each Fund immediately after the acquisition were as follows:

                                                                               Unrealized
                                                Value of Net     Number of   Appreciation/     Net Assets
Acquiring Fund               Acquired Fund     Assets Acquired Shares Issued (Depreciation) After Acquisition
-------------------------------------------------------------------------------------------------------------
High Grade Fund......... CoreFund Intermediate   $ 1,945,718       171,570      $ 51,328      $  127,732,184
                                                 ------------------------------------------------------------
High Grade Fund......... California Fund         $20,712,329     1,929,521      $546,303
High Grade Fund......... New York Fund            21,181,855     1,973,255       164,251
                                                 ------------------------------------------------------------
                                                 $41,894,184     3,902,776      $710,554      $  154,453,020
                                                 ------------------------------------------------------------
Municipal Fund.......... Massachusetts Fund      $ 7,793,202     1,070,536      $(23,637)
Municipal Fund.......... Missouri Fund            18,618,089     2,557,538        64,815
                                                 ------------------------------------------------------------
                                                 $26,411,291     3,628,074      $ 41,178      $1,149,023,461
                                                 ------------------------------------------------------------

6. Capital Share Transactions

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and/or Class Y. Transactions in shares of the Funds were as follows:

High Grade Fund

                                Six Months Ended             Year Ended
                                November 30, 1999           May 31, 1999
                             ------------------------  ------------------------
                               Shares       Amount       Shares       Amount
--------------------------------------------------------------------------------
Class A
Shares sold................   1,263,017  $ 13,238,349     751,068  $  8,521,661
Automatic Conversion of
 Class B shares to Class A
 shares....................           0             0       1,811        20,337
Shares redeemed............  (2,054,457)  (21,578,344) (1,053,272)  (11,920,506)
Shares issued in
 reinvestment of
 distributions.............     143,021     1,479,271     270,601     3,051,015
Shares issued in
 acquisition of:
  CoreFund Intermediate
   Municipal Bond Fund.....           0             0      76,637       869,114
  California Fund..........     513,840     5,515,701           0             0
  New York Fund............     340,061     3,650,317           0             0
--------------------------------------------------------------------------------
Net increase...............     205,482     2,305,294      46,845       541,621
--------------------------------------------------------------------------------
Class B
Shares sold................      78,291       829,722     412,546     4,682,255
Automatic Conversion of
 Class B shares to Class A
 shares....................           0             0      (1,811)      (20,337)
Shares redeemed............    (858,265)   (8,978,112)   (491,173)   (5,569,981)
Shares issued in
 reinvestment of
 distributions.............      88,866       916,271     107,295     1,209,317
Shares issued in
 acquisition of:
  California Fund..........   1,280,928    13,750,122           0             0
  New York Fund............   1,332,981    14,308,891           0             0
--------------------------------------------------------------------------------
Net increase...............   1,922,801    20,826,894      26,857       301,254
--------------------------------------------------------------------------------
Class C*
Shares sold................       8,462        87,841          90         1,000
Shares redeemed............     (49,821)     (516,005)          0             0
Shares issued in
 reinvestment of
 distributions.............       3,856        39,508           0             4
Shares issued in
 acquisition of:
  California Fund..........     134,753     1,446,506           0             0
  New York Fund............      95,057     1,020,389           0             0
--------------------------------------------------------------------------------
Net increase...............     192,307     2,078,239          90         1,004
--------------------------------------------------------------------------------
Class Y
Shares sold................     210,999     2,229,458     452,470     5,114,143
Shares redeemed............    (304,632)   (3,215,941)   (824,354)   (9,285,447)
Shares issued in
 reinvestment of
 distributions.............      59,351       612,188     101,709     1,145,634
Shares issued in
 acquisition of:
  CoreFund Intermediate
   Municipal Bond Fund.....           0             0      94,933     1,076,604
  New York Fund............     205,156     2,202,258           0             0
--------------------------------------------------------------------------------
Net increase (decrease)....     170,874     1,827,963    (175,242)   (1,949,066)
--------------------------------------------------------------------------------
Net increase (decrease)....              $ 27,038,390              $ (1,105,187)
--------------------------------------------------------------------------------

 * For the period from April 30, 1999 (Commencement of Operations) to May 31, 1999.

MUNICIPAL FUND

                               Six Months Ended               Year Ended
                               November 30, 1999             May 31, 1999
                           --------------------------  --------------------------
                             Shares        Amount        Shares        Amount
----------------------------------------------------------------------------------
 Class A
 Shares sold.............   22,140,188  $ 158,373,231   23,978,424  $ 182,234,205
 Automatic Conversion of
  Class B shares to Class
  A shares...............            0              0    4,188,100     31,927,957
 Shares redeemed.........  (35,491,078)  (253,947,392) (47,475,315)  (362,485,428)
 Shares issued in
  reinvestment of
  distributions..........    2,237,804     15,826,094    6,444,544     49,344,612
 Shares issued in
  acquisition of:
  Massachusetts Fund.....      274,088      1,995,306            0              0
  Missouri Fund..........      418,545      3,046,937            0              0
----------------------------------------------------------------------------------
 Net (decrease)..........  (10,420,453)   (74,705,824) (12,864,247)   (98,978,654)
----------------------------------------------------------------------------------
 Class B
 Shares sold.............      308,386      2,215,112    1,822,072     13,980,072
 Automatic Conversion of
  Class B shares to Class
  A shares...............            0              0   (4,188,253)   (31,927,957)
 Shares redeemed.........   (1,641,845)   (11,738,031)  (3,771,056)   (28,951,245)
 Shares issued in
  reinvestment of
  distributions..........      144,789      1,023,724      556,665      4,265,017
 Shares issued in
  acquisition of:
  Massachusetts Fund.....      631,521      4,597,283            0              0
  Missouri Fund..........    2,062,424     15,013,754            0              0
----------------------------------------------------------------------------------
 Net increase
  (decrease).............    1,505,275     11,111,842   (5,580,572)   (42,634,113)
----------------------------------------------------------------------------------
 Class C
 Shares sold.............       38,002        266,641      109,350        842,655
 Shares redeemed.........     (126,705)      (897,992)    (224,935)    (1,729,978)
 Shares issued in
  reinvestment of
  distributions..........       15,061        106,851       46,787        358,459
 Shares issued in
  acquisition of:
  Massachusetts Fund.....      164,927      1,200,616            0              0
  Missouri Fund..........       76,569        557,395            0              0
----------------------------------------------------------------------------------
 Net increase
  (decrease).............      167,854      1,233,511      (68,798)      (528,864)
----------------------------------------------------------------------------------
 Class Y*
 Shares sold.............       39,855        287,473          132          1,000
 Shares redeemed.........      (19,204)      (136,543)           0              0
 Shares issued in
  reinvestment of
  distributions..........          389          2,711            0              4
----------------------------------------------------------------------------------
 Net increase............       21,040        153,641          132          1,004
----------------------------------------------------------------------------------
 Net (decrease)..........               $ (62,206,830)              $(142,140,627)
----------------------------------------------------------------------------------
 *For the period from April 30, 1999 (Commencement of Operations) to May 31,
1999.

SHORT INTERMEDIATE FUND
                               Six Months Ended               Year Ended
                               November 30, 1999             May 31, 1999
                           --------------------------  --------------------------
                             Shares        Amount        Shares        Amount
----------------------------------------------------------------------------------
 Class A
 Shares sold.............      203,338  $   2,026,060    1,277,930  $  13,013,571
 Automatic Conversion of
  Class B shares to Class
  A shares...............            0              0        9,774        114,565
 Shares redeemed.........     (156,295)    (1,557,243)  (1,160,473)   (11,819,868)
 Shares issued in
  reinvestment of
  distributions..........       13,507        134,187       15,911        162,316
----------------------------------------------------------------------------------
 Net increase............       60,550        603,004      143,142      1,470,584
----------------------------------------------------------------------------------
 Class B
 Shares sold.............       44,961        448,574      150,861      1,539,699
 Automatic Conversion of
  Class B shares to Class
  A shares...............            0              0       (9,774)      (114,565)
 Shares redeemed.........      (77,330)      (771,698)    (109,499)    (1,103,599)
 Shares issued in
  reinvestment of
  distributions..........        9,261         91,984       15,998        163,268
----------------------------------------------------------------------------------
 Net increase
  (decrease).............      (23,108)      (231,140)      47,586        484,803
----------------------------------------------------------------------------------
 Class Y
 Shares sold.............    1,952,541     19,457,726    4,363,929     44,547,971
 Shares redeemed.........   (2,915,467)   (29,077,946)  (5,186,456)   (52,908,905)
 Shares issued in
  reinvestment of
  distributions..........      155,269      1,537,383      188,565      1,922,986
----------------------------------------------------------------------------------
 Net (decrease)..........     (807,657)    (8,082,837)    (633,962)    (6,437,948)
----------------------------------------------------------------------------------
 Net (decrease)..........               $  (7,710,973)              $  (4,482,561)
----------------------------------------------------------------------------------

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended November 30, 1999:

                                                  Cost of      Proceeds
                                                 Purchases    from Sales
                                              --------------------------
         High Grade Fund....................... $ 69,756,351 $ 84,501,580
         Municipal Fund........................  356,949,584  477,795,120
         Short Intermediate Fund...............   12,505,573   22,471,667

On July 30, 1999 High Grade Fund acquired securities with a cost basis of $18,034,707 and $17,825,650 resulting from the Fund's acquisition of California Fund and New York Fund, respectively.

On July 30, 1999 Municipal Fund acquired securities with a cost basis of $6,932,979 and $17,694,090 resulting from the Fund's acquisition of Massachu-setts Fund and Missouri Fund, respectively.

8. EXPENSE OFFSET ARRANGEMENTS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of fee credits received by each Fund and the impact on each Fund's expense ratio represented as a percent-age of its average net assets were as follows:

                                                    Total
                                                 Fee Credits % of Average
                                                  Received    Net Assets
                                                ----------------------
         High Grade Fund........................   $ 2,587      0.00%
         Municipal Fund.........................   $25,976      0.00%
         Short Intermediate Fund................   $ 3,104      0.00%

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

10. FINANCING AGREEMENTS


An amended and renewed financing agreement became effective on December 22, 1998 among all of the Evergreen Funds and State Street Bank and Trust ("State Street") and The Bank of New York ("BONY") (collectively, "the Banks"). Under this agreement, State Street and BONY provided an unsecured credit facility in the aggregate amount of $150 million ($125 million committed and $25 million uncommitted). The credit facility was allocated, under the terms of the financ-ing agreement, among the Banks. The credit facility was accessed by the Funds for temporary or emergency purposes only and was subject to each Fund's borrow-ing restrictions. Borrowings under this facility bore interest at 0.50% per an-num above the Federal Funds rate. A commitment fee of 0.065% per annum was in-curred on the unused portion of the committed facility, which was allocated to all funds. State Street served as administrative agent for the Banks, and as administrative agent was entitled to a fee of $20,000 per annum which was allo-cated to all of the funds. This agreement was terminated on July 27, 1999.

On July 27, 1999, all of the Evergreen Funds and a group of banks (the "Lend-ers") entered into a credit agreement. Under this agreement, the Lenders pro-vide an unsecured revolving credit commitment in the aggregate amount of $1.050 billion. The credit facility is allocated, under the terms of the financing agreement, among the Lenders. The credit facility is accessed by the Funds for temporary of emergency purposes to fund the redemption of their shares or a general work-ing capital as permitted by each Fund's borrowing restrictions. Borrowings un-der this facility bear interest at 0.75% per annum above the Federal Funds rate (1.50% per annum above the Federal Funds rate during the period from and in-cluding December 1, 1999 through and including January 31, 2000). A commitment fee of 0.10% per annum is incurred on the average daily unused portion of the revolving credit commitment. The commitment fee is allocated to all funds. For its assistance in arranging this financing agreement, First Union Capital Mar-kets Corp. was paid a one-time arrangement fee of $250,000. State Street serves as paying agent for the funds and as paying agent is entitled to a fee of $20,000 per annum which is allocated to all the funds.

                                Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Advantaged
Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund
Quality Income Fund
High Income Fund

Balanced
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund
Capital Balanced Fund

Growth & Income
Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund
Select Equity Index Fund

Domestic Growth
Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Growth Fund
Capital Growth Fund
Select Special Equity Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund

Express Line
800.346.3858

Investor Services
800.343.2898

                                                         www.evergreen-funds.com

17875                                                             541257  1/2000


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